As filed with the Securities and Exchange Commission on February 18, 2003
                                                              File No. 333-73390
                                                              File No. 811-09337

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [   ]

                                Pre-Effective Amendment No.
                                                                         [   ]

                                Post-Effective Amendment No. 2           [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [   ]

                                Amendment No. 1                          [ X ]

               Columbus Life Insurance Company Separate Account 1
                           (Exact Name of Registrant)

                         Columbus Life Insurance Company
                               (Name of Depositor)

                             400 East Fourth Street
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: 1-800-926-1993
                                                          --------------

            Please send copies of all communications to:

             DONALD J. WUEBBLING, ESQ.                   ELISABETH DAHL, ESQ.
          Columbus Life Insurance Company                       M.S. 32
              400 East Fourth Street                         400 Broadway
              Cincinnati, Ohio 45202                    Cincinnati, Ohio 45202
      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

 [   ] immediately upon filing pursuant to paragraph (b)
 [   ] on May 1, 2003 pursuant to paragraph (b)
 [   ] 60 days after filing pursuant to paragraph (a)(1)
 [ X ] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

 [   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      An Indefinite Amount of Interests in
            Columbus Life Insurance Company Separate Account 1 Under
              Legacy Survivorship Variable Universal Life Policies
                     (Title of Securities Being Registered)

                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE

COLUMBUS LIFE INSURANCE COMPANY                                PROSPECTUS
SEPARATE ACCOUNT 1                                             MAY 1, 2003




This prospectus describes the Legacy Survivorship Variable Universal Life flexible premium insurance policies and the investment options available to policy owners. It contains information you should know before purchasing a policy and selecting investment options. Please read this prospectus carefully and keep it for future reference.

Columbus Life Insurance Company issues the policies.

The policies may not be available in all states. In addition, policy provisions may vary slightly from state to state according to state law. Please read your policy carefully when you receive it. This prospectus is not part of the insurance policy. The insurance policy will be our contract with you.

Description of benefits in this prospectus depend on the policy being in force. It is your responsibility to pay enough premium to keep the policy in force.







Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the policy. The policy is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other government agency.

Investments in variable life insurance policies involve investment risk, including possible loss of principal and earnings.

THE POLICY IS A FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICY. THE AMOUNT OR DURATION OF THE DEATH BENEFIT MAY BE VARIABLE OR FIXED UNDER SPECIFIED CONDITIONS AND MAY INCREASE OR DECREASE. THE CASH VALUE OF THE POLICY MAY INCREASE OR DECREASE IN ACCORDANCE WITH THE EXPERIENCE OF THE SEPARATE ACCOUNT. YOU COULD LOSE YOUR ENTIRE INVESTMENT, DEPENDING ON THE PERFORMANCE OF THE INVESTMENT OPTIONS. IF THIS OCCURS AND A NO-LAPSE GUARANTEE IS NOT IN EFFECT, THERE COULD BE NO DEATH BENEFIT ABSENT ADDITIONAL PAYMENTS MADE TO KEEP THE POLICY IN FORCE. (MA)

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN.

NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. (GA)

5

                                TABLE OF CONTENTS

RISK/BENEFIT SUMMARY...........................................................5
   Policy Benefits.............................................................5
   Policy Risks................................................................6
   Fund Company Risks..........................................................6
   Fee Tables..................................................................7

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS..........13
   Columbus Life Insurance Company............................................13
   Columbus Life Insurance Company Separate Account 1.........................13
   Sub-Account Investment Options.............................................14
   Voting Rights..............................................................17
   Fixed Account..............................................................17

POLICY CHARGES................................................................18
   Premium Expense Charge.....................................................18
   State Tax Charge...........................................................19
   Cost of Insurance Charge...................................................19
   Per $1,000 Charge..........................................................20
   Per Policy Charge..........................................................20
   Mortality and Expense Risk Charge..........................................20
   Rider Charges..............................................................21
   Surrender Charge...........................................................21
   Transfer Fee...............................................................22
   Withdrawal Fee.............................................................22

GENERAL DESCRIPTION OF THE POLICIES...........................................23
   Who Can Purchase a Policy..................................................23
   Allocation of Net Premiums and Transfers Among Investment Options..........23
   Market Timing..............................................................24
   Dollar Cost Averaging Program..............................................25
   Automatic Rebalancing Program..............................................25
   Rider Benefits.............................................................26
   Conversion and Policy Split Option.........................................28
   Policy Changes.............................................................28
   Assignment of Policy.......................................................29
   Contestability.............................................................29

PREMIUMS......................................................................30
   Premium Payments...........................................................30
   Planned Premium............................................................30
   Net Premium................................................................31
   Target Premium.............................................................31
   Term No-Lapse Guarantee Premium............................................31

DEATH BENEFIT.................................................................32
   Death Benefit..............................................................32
   Table Of Death Benefit Factors And Example Of Death Benefit Calculation....33
   Suicide Exclusion..........................................................34
   Effective Date of Coverage and Temporary Insurance.........................34
   Changes to Coverage........................................................35
   Extended Coverage Period...................................................35
   Payment Options............................................................36

POLICY VALUES AND VALUATION...................................................37
   Account Value..............................................................37
   Net Cash Surrender Value...................................................37
   Valuation of the Sub-Accounts..............................................37

SURRENDER AND PARTIAL WITHDRAWALS.............................................39
   Surrender..................................................................39
   Partial Withdrawals........................................................39
   Canceling the Policy Without Penalty.......................................39
   Delay in Payment...........................................................40

LOANS.........................................................................41

LAPSE AND REINSTATEMENT.......................................................42

TAXES.........................................................................43
   Tax Status of Policy.......................................................43
   Modified Endowment Contract................................................43
   Tax Consequences of Withdrawals and Loans..................................44
   Accelerated Death Benefits.................................................44
   Extended Coverage..........................................................45
   Policy Split Option........................................................45
   Tax Consequences on Insured's Death........................................45
   Death of Owner Who is Not the Insured......................................45
   Transfers..................................................................45
   Federal Estate and Gift Tax................................................46
   Corporate and Qualified Retirement Plan Ownership..........................46
   Withholding................................................................46

LEGAL PROCEEDINGS.............................................................47

FINANCIAL STATEMENTS..........................................................47

TERMINOLOGY INDEX.............................................................48

STATEMENT OF ADDITIONAL INFORMATION...........................................50

PERSONALIZED ILLUSTRATION.....................................................50

CONTACT US....................................................................50

RISK/BENEFIT SUMMARY

POLICY BENEFITS

The policy provides life insurance coverage on the lives of two insured persons until the younger insured's age 100, so long as you do not surrender the policy or allow it to lapse. The death benefit is payable on the death of the second insured to die. You have a choice of two death benefit options. The face amount option is less costly and allows you to focus on building a higher cash value. The face amount plus account value option allows you to focus on building a higher death benefit, but because it is more costly, your cash value will be less than under the face amount option. With either option, the death benefit will not be less than the "corridor" death benefit amount required by federal tax law. See the Death Benefit section of this prospectus.

Because this is a variable policy, you will invest the cash value of the policy in the available underlying funds. A fixed account option, guaranteed by Columbus Life, is also available. See the Sub-Account Investment Options and Fixed Account sections of this prospectus. You will have access to the cash value of the policy through withdrawals and loans, subject to certain restrictions. See the Surrender, Partial Withdrawals, and Loans sections of this prospectus.

The base policy includes a no-lapse guarantee which assures that your policy will not lapse during the first 20 policy years (or until the younger insured's age 90, if earlier) so long as you pay a minimum amount of premium that we specify. Policy years are years measured from the date we issue the policy. See the Term No-Lapse Guarantee Premium section of this prospectus. In addition, if your policy is in force on the policy anniversary when the younger insured is (or would have been) age 100 (and you have a positive net cash surrender value), your policy will continue with a death benefit equal to the net cash surrender value until you surrender it or until the death of the second insured. A policy anniversary is a yearly anniversary of the date we issue the policy. See the Extended Coverage section of this prospectus.

Additional benefits may be available by rider. See the Riders section of this prospectus.

You have a right to examine the policy when you receive it. If you are not satisfied, you may return the policy to us or to one of our agents within 10 days, without incurring any charges. In most states, however, you will bear the risk of investment gain or loss during this period. See the Canceling the Policy Without Penalty section of this prospectus.

POLICY RISKS

There are risks of investing in a variable universal life policy. You bear the risk that the investment options you select will not perform well. In other words, you bear the entire risk of loss of principal and earnings on amounts invested in the sub-accounts. And, if your policy does not perform well you may have to make higher than planned premium payments to cover the monthly policy charges. If you do not pay enough premium, you bear the risk that your policy will lapse. See the Lapse and Reinstatement section of this prospectus.

Variable universal life is not suitable as a short-term savings vehicle. Successful investment in the sub-accounts may depend on long-term investing. See the Investment Options section of this prospectus. In addition, a surrender charge applies if the policy terminates during the first twelve policy years. See the Surrender Charge section of this prospectus.

Although you have access to the cash value of the policy through withdrawals, you may not withdraw an amount of cash that would cause the face amount of the policy to fall below $250,000. This situation could occur if the withdrawal would cause a change in the net amount at risk of the policy. See the Partial Withdrawals section of this prospectus.

There is a possibility of adverse tax consequences. A policy could fail to qualify as life insurance if coverage extends beyond the younger insured's age 100, or if excessive premiums are paid into the policy. We monitor premium payments and will generally reject any premium that would cause a policy to fail to qualify as life insurance. Alternatively, your policy could be treated as a "modified endowment contract". Withdrawals and loans are generally subject to income tax (to the extent of the gain in the contract) if the policy is a modified endowment contract, and a 10% federal tax penalty may apply to distributions, including loans. We will notify you if your policy has become a modified endowment contract. See the Taxes section of this prospectus. You should consult a qualified tax advisor about the tax consequences of owning a policy.

FUND COMPANY RISKS

A comprehensive discussion of the risks of investing in each fund is included in the fund company prospectuses. Some funds involve more risk than other funds. Please discuss these risks with your registered representative.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU MAKE PREMIUM PAYMENTS, MAKE WITHDRAWALS OR SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

----------------------------------------------------------------------------------------------------
                                         TRANSACTION FEES

----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE

-------------------------- ------------------------ ----------------------- ------------------------
Premium Expense Charge*    Receipt of premium       7.50% of each premium   6.50% of each premium
-------------------------- ------------------------ ----------------------- ------------------------
State Tax Charge           Receipt of premium       3.50% of each premium   Actual state tax
                                                                            charge rate in state
                                                                            of residence as a % of
                                                                            each premium
-------------------------- ------------------------ ----------------------- ------------------------
Surrender Charge**         Full surrender or        143.5% of one annual    **
                           lapse during first 12    base policy initial
                           policy years             target premium
                                                    (maximum of $61.39
                                                    per $1,000 of face
                                                    amount)
-------------------------- ------------------------ ----------------------- ------------------------
Withdrawal Fee             Each withdrawal after    $50 per withdrawal      $50 per withdrawal
                           the first in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------
Transfer Charge            Each transfer from a     $10 per transfer        $10 per transfer
                           sub-account after the
                           twelfth in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------

*Rates decline over a period of years and with higher premium payments. See the Premium Expense Charge section of this prospectus. **The maximum initial surrender charge for a particular policy varies by individual characteristics. Surrender charges for all policies are level for the first five policy years and then decline over the next seven policy years, and disappear completely in the thirteenth policy year.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND COMPANY FEES AND EXPENSES.

----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES

                 THAT DO NOT DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSUREDS
----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
-------------------------- ------------------------ ----------------------- ------------------------
Per Policy Charge          Monthly                  $9.00 flat fee          $7.50 flat fee
-------------------------- ------------------------ ----------------------- ------------------------
Mortality & Expense Risk   Monthly                  0.075000% of variable   0.058333% of variable
Charge*                                             account value           account value
-------------------------- ------------------------ ----------------------- ------------------------

* Rates can decline in year 13 depending on variable account value band. See the Mortality and Expense Risk Charge section of this prospectus.

----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                   THAT DO DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSUREDS

----------------------------------------------------------------------------------------------------
CHARGE                WHEN CHARGE IS      MAXIMUM CHARGE     MINIMUM             CHARGE FOR TWO
                      DEDUCTED                               CHARGE              64-YEAR OLD
                                                                                 STANDARD

                                                                                 NON-TOBACCO USER
                                                                                 INSUREDS, ONE
                                                                                 MALE, ONE FEMALE
--------------------- ------------------- ------------------ ------------------- -------------------
Cost of Insurance     Monthly                $83.333333          $0.000022           $0.000804
Charge**
                                              per $1,000 of net amount at risk attributable to
                                                           base policy face amount
--------------------- ------------------- ------------------ ------------------- -------------------
Per $1,000 Charge**   Monthly                 $0.22500            $0.06025            $0.11981
                                                          per $1,000 of face amount
----------------------------------------------------------------------------------------------------
Optional Rider  Charges**
--------------------- ------------------- ------------------ ------------------- -------------------
   Last Survivor
   Additional Life
   Rider

--------------------- ------------------- ------------------ ------------------- -------------------
     -- Per $1,000    Monthly                 $0.03378            $0.00000            $0.00000
                                               per $1,000 of additional life rider face amount

--------------------- ------------------- ------------------ ------------------- -------------------
     -- COI           Monthly                $83.333333          $0.000014           $0.000637
                                              per $1,000 of net amount at risk attributable to
                                                      additional life rider face amount
--------------------- ------------------- ------------------ ------------------- -------------------
   Extended           Monthly                   $0.01              $0.01               $0.01
   No-Lapse
   Guarantee Rider
   -- Per $1,000
                                                 per $1,000 of base policy face amount plus
                                                      additional life rider face amount
--------------------- ------------------- ----------------------------------------------------------
   Extended           Monthly from          Increases uniformly from $1.13 at age 90 to $11.25 at
   Coverage Benefit   younger insured's                            age 99
   Rider -- COI       age 90 to age 99
                                                     per $1,000 of rider amount at risk
--------------------- ------------------- ------------------ ------------------- -------------------
   Other Insured      Monthly                  $31.56              $0.07            Charge for a
   Rider -- COI                                                                   64-year-old male
                                                                                      standard
                                                                                  non-tobacco user
                                                                                   insured: $1.42
                                                 per $1,000 of other insured benefit amount
--------------------- ------------------- ----------------------------------------------------------

* Charge shown is charge at issue. Most cost of insurance charges increase each year as the insured ages, subject to the maximum charges shown.
** Cost of insurance ("COI") charges and per $1,000 ("Per $1,000") charges vary based on individual characteristics (except for the Extended No-Lapse Guarantee Rider). Minimum and maximum charges shown may not be representative of the charges that particular policy owners will pay. Maximum charges may be higher than those shown for substandard risk classes. You may obtain more information from your registered representative about cost of insurance charges and per $1,000 charges that would apply to your policy.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS INCLUDED IN THE PROSPECTUS FOR EACH FUND.

-------------------------------------------------------- ---------- ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       Minimum    Maximum
(expenses that are deducted from fund assets, including
fees, distribution and/or services fees, and other
expenses)
-------------------------------------------------------- ---------- ----------

The minimum and maximum are based on management fees and other expenses incurred, before fee waiver arrangements or expense reimbursements, for the 12-month period ended December 31, 2002, or in the case of The Legends Fund, Inc., for the period ended June 30, 2002, except in the case of the following fund that commenced operations after January 1, 2002: Van Kampen UIF Emerging Markets Equity Portfolio, Class II Shares, which commenced operations on January 10, 2003. Fund expenses for this fund are estimated as discussed in the prospectus for the fund. [Indicate if any fund expenses have been restated.]

[Certain of the funds incurred extraordinary expenses. If such extraordinary expenses had been included in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would have been ____ and ____ respectively.]

If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be ____ and ____ respectively. The expense reimbursement and fee waiver arrangements reflected in these minimum and maximums [are expected to continue through _______] [and/or can be terminated at any time at the option of the funds].

THE NEXT TABLE SHOWS THE INDIVIDUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS INCLUDED IN THE PROSPECTUS FOR EACH FUND.

                                                                   BEFORE EXPENSE REIMBURSEMENT         AFTER EXPENSE
                                                                                                        REIMBURSEMENT**

                                                                                  12B-1/OTHER
                                                            MANAGEMENT   OTHER      DISTRIB.    TOTAL
                                                               FEES    EXPENSES     FEES*     EXPENSES  TOTAL EXPENSES
                                                           ----------  --------  -----------  --------  --------------
AIM V.I. Basic Value Fund - Series II                                              0.25%
AIM V.I. Capital Appreciation Fund -- Series II                                    0.25%
AIM V.I. Growth Fund - Series II                                                   0.25%
AIM V.I. Premier Equity Fund - Series II                                           0.25%
Fidelity(R)VIP Equity-Income Portfolio - Service Class 2                           0.25%
Fidelity(R)VIP Contrafund(R)Portfolio - Service Class 2                            0.25%
Fidelity(R)VIP Growth & Income Portfolio - Service Class 2                         0.25%
Fidelity(R)VIP Growth Portfolio - Service Class 2                                  0.25%
Fidelity(R)VIP Asset ManagerSM Portfolio - Service Class 2                         0.25%
Fidelity(R)VIP Balanced Portfolio - Service Class 2                                0.25%
Fidelity(R)VIP Mid Cap Portfolio - Service Class 2                                 0.25%
Fidelity(R)VIP Money Market Portfolio - Initial Class                              ----
Franklin Growth and Income Securities Fund - Class 2                               0.25%
Franklin Income Securities Fund - Class 2                                          0.25%
Franklin U.S. Government Fund - Class 2                                            0.25%
Franklin Large Cap Growth Securities Fund - Class 2                                0.25%
Templeton Foreign Securities Fund - Class 2                                        0.25%
Templeton Growth Securities Fund - Class 2                                         0.25%
Mutual Shares Securities Fund - Class 2                                            0.25%
Janus Aspen Mid Cap Growth Portfolio - Service Shares         0.65%    0.02%       0.25%      0.92%         0.92%
Janus Aspen Capital Appreciation Portfolio -                  0.65%    0.02%       0.25%      0.92%         0.92%
Service Shares
Janus Aspen Worldwide Growth Portfolio - Service Shares       0.65%    0.05%       0.25%      0.95%         0.95%
J.P. Morgan Mid Cap Value Portfolio                                                ----
Legends Harris Bretall Equity Growth Portfolio                                     ----
Legends Third Avenue Value Portfolio                                               ----
Legends Gabelli Large Cap Value Portfolio                                          ----
Legends Baron Small Cap Portfolio                                                  ----
MFS(R)Capital Opportunities Series - Service Class                                 0.25%
MFS(R)Emerging Growth Series - Service Class                                       0.25%
MFS(R)Mid Cap Growth Series - Service Class                                        0.25%
MFS(R)New Discovery Series - Service Class                                         0.25%
Oppenheimer Aggressive Growth Fund/VA - Service Class                              0.25%
Oppenheimer Strategic Bond Fund/VA - Service Class                                 0.25%
Oppenheimer International Growth Fund/VA - Service Class                           0.25%
Putnam VT Growth & Income Fund - Class IB
Putnam VT International Growth Fund - Class IB
Putnam VT New Opportunities Fund - Class IB
Putnam VT Small Cap Value Fund - Class IB
Putnam VT Voyager Fund - Class IB
Scudder VIT EAFE(R)Equity Index Fund - Class A                                    ----
Scudder VIT Equity 500 Index Fund - Class A                                       ----
Scudder VIT Small Cap Index Fund - Class A                                        ----
Scudder Variable Series I Bond Portfolio - Class A                                ----


                                       11

Touchstone Emerging Growth Fund                                                   ----
Touchstone Small Cap Value Fund                                                   ----
Touchstone Growth/Value Fund                                                      ----
Touchstone Large Cap Growth Fund                                                  ----
Touchstone Enhanced 30 Fund                                                       ----
Touchstone Value Plus Fund                                                        ----
Touchstone High Yield Fund                                                        ----
Touchstone Bond Fund                                                              ----
Touchstone Standby Income Fund                                                    ----
Touchstone Money Market Fund                                                      ----
Van Kampen LIT Emerging Growth Portfolio - Class II                               0.25%
Van Kampen LIT Comstock Portfolio - Class II                                      0.25%
Van Kampen UIF Emerging Markets Equity Portfolio                                  0.25%
- Class II

Individual fund expenses shown above are based on management fees and other expenses incurred, before and after contractual expense reimbursements, for the 12-month period ended December 31, 2002, or in the case of The Legends Fund, Inc., for the period ended June 30, 2002, except in the case of the following fund that commenced operations after January 1, 2002: Van Kampen UIF Emerging Markets Equity Portfolio, Class II Shares, which commenced operations on January 10, 2003. Fund expenses shown for this fund are estimated as discussed in the prospectus for the fund. [Indicate if any fund expenses have been restated.]

*This column includes all distribution and similar expenses deducted from fund assets either pursuant to a 12b-1 plan or otherwise.

**The expense reimbursement and fee waiver arrangements reflected in this column [are expected to continue through ______] [and/or can be terminated at any time at the option of the funds], as follows:

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS

COLUMBUS LIFE INSURANCE COMPANY

The Depositor is Columbus Life Insurance Company (Columbus Life), 400 East Fourth Street, Cincinnati, OH 45202.

COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

The Registrant is Columbus Life Insurance Company Separate Account 1 (Separate Account 1). Separate Account 1 holds the investments allocated to the sub-accounts by policy owners. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each sub-account in an underlying fund.

Each sub-account buys shares of a fund at net asset value without a sales charge. Each sub-account reinvests dividends and capital gains distributions from a fund in the shares of that fund at net asset value without a sales charge. Each sub-account redeems fund shares attributable to a policy at net asset value to the extent necessary to make payment of death proceeds or other payments under a policy.

The income, gains, and losses credited to, or charged against, Separate Account 1 reflect Separate Account 1's own investment experience and not the investment experience of Columbus Life's other assets. The assets of Separate Account 1 may not be used to pay any liabilities of Columbus Life other than those arising from the policies. Columbus Life is obligated to pay all amounts guaranteed under the policies.

As required by the National Association of Insurance Commissioner's Variable Life Insurance Model Regulation, following is a statement of the net investment return of Separate Account 1 for each of the last ten years or such lesser period as Separate Account 1 has been in existence.

------------------------- --------- ----------- ----------- ----------
Year                       1999        2000        2001       2002
------------------------- --------- ----------- ----------- ----------
Net Investment Return
------------------------- --------- ----------- ----------- ----------

The net investment return of Separate Account 1 is not representative of the investment return of any particular sub-account or any policy. The investment return for any particular policy will depend on the sub-accounts selected and the performance of those sub-accounts.

SUB-ACCOUNT INVESTMENT OPTIONS

The funds listed on the next two pages are the sub-account investment options under this policy.

The fund advisors and sub-advisors do not guarantee that the funds will meet their investment objectives. More complete information about each fund, including information about its risks, performance and other investment strategies, is included in the prospectus of the fund. You may obtain copies of fund prospectuses from your registered representative, or from us by calling 1-800-677-9595. You may also access fund prospectuses on our website at www.columbuslife.com under "Explore Our Products". Please read each prospectus carefully before you make decisions about your investment options.

A fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The funds in which the sub-accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a fund, such as implementation of investment policies, fund expenses and the size of the fund. In addition, the investment return of your policy will be less than the investment return of funds you select because you will pay policy charges.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the funds.

----------------------------------------------------------- ---------------------- ----------------------------------------
                                                              TYPE                   ADVISOR/SUB-ADVISOR*
---------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Basic Value Fund - Series II                    Large Cap Value
----------------------------------------------------------- ----------------------     A I M ADVISORS, INC.
   AIM V.I. Capital Appreciation Fund - Series II           Large Cap Growth
----------------------------------------------------------- ----------------------
   AIM V.I. Growth Fund - Series II                         Large Cap Growth
----------------------------------------------------------- ----------------------
   AIM V.I. Premier Equity Fund - Series II                 Large Cap Blend
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
---------------------------------------------------------------------------------------------------------------------------
   Fidelity(R)VIP Equity-Income Portfolio - Service Class 2  Large Cap Value
----------------------------------------------------------- ----------------------
                                                                                   FIDELITY MANAGEMENT & RESEARCH COMPANY
   Fidelity(R)VIP Contrafund(R)Portfolio - Service Class 2    Large Cap Blend
----------------------------------------------------------- ----------------------
   Fidelity(R)VIP Growth & Income Portfolio - Service        Large Cap Blend
   Class 2
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Growth Portfolio - Service Class 2         Large Cap Growth
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Asset ManagerSM Portfolio - Service        Balanced
   Class 2
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Balanced Portfolio - Service Class 2       Balanced
----------------------------------------------------------- ----------------------
   Fidelity(R)VIP Mid Cap Portfolio - Service Class 2        Mid Cap Growth
----------------------------------------------------------- ----------------------
   Fidelity(R)VIP Money Market Portfolio - Initial Class     Money Market
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------- ---------------------- ----------------------------------------
   Franklin Growth and Income Securities Fund - Class 2     Large Cap Value
----------------------------------------------------------- ----------------------  FRANKLIN ADVISORS, INC..
   Franklin Income Securities Fund - Class 2                Balanced
----------------------------------------------------------- ----------------------
   Franklin U.S. Government Fund - Class 2                  Fixed Income - Gov't
----------------------------------------------------------- ----------------------
   Franklin Large Cap Growth Securities Fund - Class 2      Large Cap Growth
----------------------------------------------------------- ---------------------- ----------------------------------------
   Templeton Foreign Securities Fund - Class 2              International Equity   TEMPLETON INVESTMENT COUNSEL, LLC
----------------------------------------------------------- ---------------------- ----------------------------------------
   Templeton Growth Securities Fund - Class 2               Global Equity          TEMPLETON GLOBAL ADVISORS LIMITED
----------------------------------------------------------- ---------------------- ----------------------------------------
   Mutual Shares Securities Fund - Class 2                  Mid Cap Value          FRANKLIN MUTUAL ADVISERS, LLC
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio - Service Shares1   Mid Cap Growth
                                                                                   JANUS CAPITAL MANAGEMENT LLC
----------------------------------------------------------- ----------------------
   Janus Aspen Capital Appreciation Portfolio - Service     Large Cap Growth
   Shares
----------------------------------------------------------- ----------------------
   Janus Aspen Worldwide Growth Portfolio - Service Shares  Global Equity
---------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES II TRUST
---------------------------------------------------------------------------------------------------------------------------
   J.P. Morgan Mid Cap Value Portfolio                      Mid Cap Value          ROBERT FLEMING, INC.
---------------------------------------------------------------------------------------------------------------------------
THE LEGENDS FUND, INC.*
---------------------------------------------------------------------------------------------------------------------------
   Harris Bretall Sullivan & Smith Equity Growth Portfolio  Large Cap Growth       HARRIS BRETALL SULLIVAN & SMITH LLC
----------------------------------------------------------- ---------------------- ----------------------------------------
   Third Avenue Value Portfolio                             Mid Cap Value          EQSF ADVISERS, INC.
----------------------------------------------------------- ---------------------- ----------------------------------------
   Gabelli Large Cap Value Portfolio                        Large Cap Value        GABELLI ASSET MANAGEMENT COMPANY
----------------------------------------------------------- ---------------------- ----------------------------------------
   Baron Small Cap Portfolio                                Small Cap Growth       BAMCO, INC.
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
---------------------------------------------------------------------------------------------------------------------------
   MFS(R)Capital Opportunities Series - Service Class        Large Cap Blend
----------------------------------------------------------- ---------------------- MASSACHUSETTS FINANCIAL SERVICES
                                                                                   COMPANY
   MFS(R)Emerging Growth Series - Service Class              Large Cap Growth
----------------------------------------------------------- ----------------------
   MFS(R)Mid Cap Growth Series - Service Class               Mid Cap Growth
----------------------------------------------------------- ----------------------
   MFS(R)New Discovery Series - Service Class                Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Aggressive Growth Fund/VA - Service Class    Mid Cap Growth
----------------------------------------------------------- ----------------------
                                                                                   OPPENHEIMERFUNDS, INC.
----------------------------------------------------------- ----------------------
   Oppenheimer Strategic Bond Fund/VA - Service Class       International Fixed
                                                            Income
----------------------------------------------------------- ---------------------- ----------------------------------------
(OPPENHEIMER) PANORAMA SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Growth Fund/VA - Service       International Equity   OPPENHEIMERFUNDS, INC.
   Class

1 Formerly, Janus Aspen Aggressive Growth Portfolio.


                                       15


----------------------------------------------------------- ---------------------- ----------------------------------------
                                                              TYPE                   ADVISOR/SUB-ADVISOR*
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth and Income Fund - Class IB              Large Cap Value
----------------------------------------------------------- ----------------------
                                                                                   PUTNAM INVESTMENT MANAGEMENT, LLC
----------------------------------------------------------- ----------------------
   Putnam VT International Growth Fund - Class IB           International Equity
----------------------------------------------------------- ----------------------
   Putnam VT New Opportunities Fund - Class IB              Large Cap Growth
----------------------------------------------------------- ----------------------
   Putnam VT Small Cap Value Fund - Class IB                Small Cap Value
----------------------------------------------------------- ----------------------
   Putnam VT Voyager Fund - Class IB                        Large Cap Growth
----------------------------------------------------------- ---------------------- ----------------------------------------
(SCUDDER) DEUTSCHE ASSET MANAGEMENT VIT FUNDS
---------------------------------------------------------------------------------------------------------------------------
   Scudder VIT EAFE(R)Equity Index Fund - Class A            International Equity
----------------------------------------------------------- ----------------------
                                                                                   DEUTSCHE ASSET MANAGEMENT, INC.
----------------------------------------------------------- ----------------------
   Scudder VIT Equity 500 Index Fund - Class A              Large Cap Blend
----------------------------------------------------------- ----------------------
   Scudder VIT Small Cap Index Fund - Class A               Small Cap Blend
---------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I
---------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Series I Bond Portfolio - Class A       Fixed Income - Corp    DEUTSCHE INVESTMENT MANAGEMENT
                                                                                   AMERICAS, INC.
---------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST*
---------------------------------------------------------------------------------------------------------------------------
   Touchstone Emerging Growth Fund                          Small Cap Growth       TCW INVESTMENT MANAGEMENT COMPANY;
                                                                                   WESTFIELD CAPITAL MANAGEMENT COMPANY,
                                                                                   INC.
----------------------------------------------------------- ---------------------- ----------------------------------------
   Touchstone Small Cap Value Fund                          Small Cap Blend        ARK ASSET MANAGEMENT CO., INC.
----------------------------------------------------------- ---------------------- ----------------------------------------
   Touchstone Growth/Value Fund                             Mid Cap Blend          MASTRAPASQUA & ASSOCIATES, INC.
----------------------------------------------------------- ---------------------- ----------------------------------------
   Touchstone Large Cap Growth Fund                         Large Cap Growth       FORT WASHINGTON INVESTMENT ADVISORS,
                                                                                   INC.
----------------------------------------------------------- ---------------------- ----------------------------------------
   Touchstone Enhanced 30 Fund                              Large Cap Blend        TODD INVESTMENT ADVISORS, INC.
----------------------------------------------------------- ---------------------- ----------------------------------------
   Touchstone Value Plus Fund                               Large Cap Value
----------------------------------------------------------- ----------------------
                                                                                   FORT WASHINGTON INVESTMENT ADVISORS,
                                                                                   INC.
----------------------------------------------------------- ----------------------
   Touchstone High Yield Fund                               Fixed Income - Hi
                                                            Yield
----------------------------------------------------------- ----------------------
   Touchstone Bond Fund                                     Fixed Income - Corp
----------------------------------------------------------- ----------------------
   Touchstone Standby Income Fund                           Fixed Income
----------------------------------------------------------- ----------------------
   Touchstone Money Market Fund                             Money Market
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
---------------------------------------------------------------------------------------------------------------------------
   Van Kampen LIT Comstock Portfolio - Class II             Large Cap Value
----------------------------------------------------------- ----------------------
                                                                                   VAN KAMPEN ASSET MANAGEMENT INC.
----------------------------------------------------------- ----------------------
   Van Kampen LIT Emerging Growth Portfolio - Class II      Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
   Van Kampen UIF Emerging Markets Equity Portfolio -       International Equity   MORGAN STANLEY INVESTMENT MANAGEMENT
   Class II                                                                        INC., DBA VAN KAMPEN

*The advisor listed for each of The Legends Funds and the Touchstone Variable Series Trust Funds is a sub-advisor to Touchstone Advisors, Inc.

Touchstone Advisors, Inc., Todd Investment Advisors, Inc., and Fort Washington Investment Advisors, Inc. are affiliates of Columbus Life. Touchstone Variable Series Trust and The Legends Fund, Inc. are also affiliates of Columbus Life.

47

VOTING RIGHTS

Separate Account 1 is entitled to vote the fund shares it holds at any meeting of shareholders of the funds. If you had an interest a sub-account on the record date for a shareholder vote, we will ask you for voting instructions. We will vote the number of fund shares represented by your interest in the sub-account according to your instructions.

If we do not receive voting instructions from you, we will vote the shares for which you are entitled to provide instructions in the same proportion as the voting instructions received from policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may disregard voting instructions to the extent permitted or required by law. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

FIXED ACCOUNT

The fixed account is an investment option under the policy.

Amounts allocated to the fixed account will earn a fixed rate of interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate.

Amounts allocated to the fixed account become part of Columbus Life's general account assets. The general account contains all of Columbus Life's assets other than those in Columbus Life separate accounts. General account assets support Columbus Life's annuity and insurance obligations and are subject to the general liabilities of Columbus Life.

POLICY CHARGES

We assess charges to support the operation of your policy and Separate Account
1. We deduct some charges from your premium payments and others from your account value. When we deduct charges from your account value, we deduct them pro rata from the sub-accounts and fixed account in which your account value is invested unless you have instructed us to deduct these charges from a specific sub-account or the fixed account. The purpose of a charge is explained in the description of each charge below. We pay the state tax charge to the state of your residence. We pay federal taxes due to the Internal Revenue Service. We pay distribution expenses to Touchstone Securities, Inc. and other broker-dealers. We retain charges that pay for administrative expenses to offset our internal and external operating costs associated with the policies. We retain charges that compensate us for risks we assume under the policies.

In addition, the funds pay management fees and expenses, and in some cases distribution fees, which are deducted from fund assets. These charges to the funds are reflected in the daily net asset values of the funds and in the sub-account accumulation unit values. Fund company fees and expenses are described in more detail in the fund prospectuses. Fund distribution fees are paid to Columbus Life and other insurance companies or their distributors.

                                 PREMIUM CHARGES

PREMIUM EXPENSE CHARGE

The premium expense charge partially covers our distribution expenses and federal taxes associated with the policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the premium expense charge is determined by multiplying the applicable premium expense charge rate(s) by the premium (or proportionate part thereof).

---------------------------------------------------    ------------------------------------------------
       CURRENT PREMIUM EXPENSE CHARGE RATES                 MAXIMUM PREMIUM EXPENSE CHARGE RATES
---------------------------------------------------    ------------------------------------------------
  POLICY        FOR PREMIUM        FOR PREMIUM          POLICY      FOR PREMIUM         FOR PREMIUM
               RECEIVED IN A      RECEIVED IN A                                        RECEIVED IN A
              POLICY YEAR UP      POLICY YEAR IN                   RECEIVED IN A      POLICY YEAR IN
                    TO              EXCESS OF                    POLICY YEAR UP TO       EXCESS OF
   YEAR       TARGET PREMIUM      TARGET PREMIUM         YEAR      TARGET PREMIUM     TARGET PREMIUM
  ------      --------------      --------------        ------   -----------------    ---------------
   1-12             6.50%              3.25%             1-12            7.50%               4.25%
    13+             2.50%              1.75%             13+             3.50%               2.75%
------------ ------------------ -------------------    --------- ------------------- ------------------

At our option, we may charge rates different than the current rates shown above. However, the premium expense charge rates are guaranteed to be no more than the maximum rates shown above.

STATE TAX CHARGE

The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.4% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the state tax charge is determined by multiplying the state tax charge rate for your state times the premium.

                             MONTHLY POLICY CHARGES

We deduct monthly policy charges on each monthly anniversary day. A monthly anniversary day is the day we issue the policy and each monthly anniversary of that date. Monthly policy charges are deducted from your account value.

COST OF INSURANCE CHARGE

The cost of insurance charge compensates us for the insurance risk we assume under the base policy. The amount of the cost of insurance charge is determined by multiplying the current cost of insurance charge rate times the net amount at risk for the policy on the monthly anniversary day.

The net amount at risk for the policy is the amount of the death benefit for which we are at risk. The net amount at risk on any monthly anniversary day is equal to:

          (a)  The death benefit plus indebtedness, divided by 1.0024663; minus
          (b) The account value after deduction of monthly policy charges, other than the cost of insurance charge, on that monthly anniversary day.

The maximum guaranteed cost of insurance charge rates depend on the age, sex and risk class of each insured as of the date we issue the policy. The maximum rate is different for each policy year. Generally, the maximum rate increases each year over the life of a policy due to the increasing ages of the insureds. The maximum rates for your policy are shown in your policy. We may change these maximum rates if your policy terminates and is later reinstated. The maximum monthly rate for any policy is $83.333333 per $1,000 of net amount at risk. We may charge current cost of insurance rates that are less than the maximum rates shown in your policy. Your overall cost of insurance charges will be lower if a portion of your death benefit is provided under the Last Survivor Additional Life Rider.

PER $1,000 CHARGE

The per $1,000 charge partially compensates us for issuing and distributing the policy. The amount of the per $1,000 charge is determined by multiplying the per $1,000 charge rate times the face amount. If the face amount is increased or decreased we will continue to calculate the per $1,000 charge as if the increase or decrease had not occurred.

The per $1,000 charge rate depends on the age, sex and risk class of each insured as of the date we issue the policy. The maximum monthly per $1,000 charge rate we may charge is $0.22500 per $1,000 of face amount. The per $1,000 charge rate for your policy will be shown in your policy.

PER POLICY CHARGE

The per policy charge partially compensates us for administering the policy. The maximum per policy charge is $9.00 per month. The current per policy charge is $7.50 per month. The per policy charge is the same for all policies. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge partially compensates us for assuming the mortality risk and the expense risk associated with the policy. We assume a mortality risk that the insureds will not live as long as we expect and therefore the amount of the death benefit we pay under the policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the policy will be greater than we expect. The amount of the mortality and expense risk charge is determined by multiplying the current applicable mortality and expense risk charge rate from the table below (expressed as a monthly rate) times the variable account value on the monthly anniversary day. The variable account value is the value of your investment in the sub-accounts.

------------ ------------------------ ------------------------------ -------------------------------
POLICY YEAR  VARIABLE ACCOUNT VALUE   CURRENT ANNUAL MORTALITY AND    MAXIMUM ANNUAL MORTALITY AND
                      BAND              EXPENSE RISK CHARGE RATE        EXPENSE RISK CHARGE RATE
------------          ----              ------------------------        ------------------------
  1 - 12           All Amounts                    0.70%                          0.90%
   13 +            0 - $25,000                    0.70%                          0.90%
                $25,001 - $50,000                 0.45%                          0.65%
               $50,001 - $250,000                 0.20%                          0.40%
                   $250,001 +                     0.10%                          0.30%
------------ ------------------------ ------------------------------ -------------------------------

At our option, we may charge rates different than the current rates shown above. However, the mortality and expense risk charge rates are guaranteed to be no more than the maximum rates shown above.

RIDER CHARGES

For any optional rider you add to your policy, there will be a cost of insurance charge and/or a per $1,000 charge. The rider charge will be determined on each monthly anniversary day that the charge applies. The rider charge rates will be shown in your policy. See the Rider Benefits section of this prospectus.

                               TRANSACTION CHARGES

SURRENDER CHARGE

The surrender charge partially compensates us for issuing and distributing the policy. During the first 12 policy years, a surrender charge will be deducted from your account value if your policy is surrendered in full or terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the policy in force. Surrender charges vary depending on ages and risk classes of the insureds when the policy is issued. Surrender charge amounts are determined when we issue the policy and do not change even if there are policy changes.

The maximum surrender charges for any policy (shown as a percentage of initial annual target premium for the base policy) are shown in the table below. The maximum target premium for any policy is $42.78 per $1,000 of face amount.

------------------- -------- --------- ------- -------- ----------- -----------
POLICY YEAR            1         2        3       4         5           6
------------------- -------- --------- ------- -------- ----------- -----------
MAXIMUM SURRENDER
CHARGE RATE          143.5%   143.5%    143.5%  143.5%    43.5%       141.9%
------------------- -------- --------- ------- -------- ----------- -----------

------------------- -------- --------- ------- -------- ----------- -----------
POLICY YEAR            7         8        9       10       11           12
------------------- -------- --------- ------- -------- ----------- -----------
MAXIMUM SURRENDER

CHARGE RATE          122.8%   103.6%    84.5%   65.4%     45.8%       21.9%
------------------- -------- --------- ------- -------- ----------- -----------

For older issue ages, the initial surrender charge would be less than 143.5% of target premium. The surrender charge remains at the initial level during the first five policy years. During policy years six through ten, the surrender charge reduces uniformly each month, reaching 1/3 of its initial value by the end of the tenth policy year. During policy years 11 and 12, it decreases at an accelerated rate and disappears by the end of year 12. Your policy will show the surrender charge amounts, in dollars, that we would charge if you surrendered your policy in any month during the first 12 policy years.

TRANSFER FEE

We charge $10 per transfer for each transfer from a sub-account after the twelfth in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

WITHDRAWAL FEE

We charge $50 per withdrawal for each withdrawal after the first in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

GENERAL DESCRIPTION OF THE POLICIES

The policy is a flexible premium survivorship variable universal life insurance policy. It is nonparticipating, which means it does not pay dividends. The policy is a contract between you (the owner or joint owners) and Columbus Life. The owner has all rights under the policy subject to any assignment and to the rights of an irrevocable beneficiary to consent to a change of beneficiary. If there are joint owners, both joint owners must consent in writing to the exercise of any rights under the policy.

The policy provides life insurance coverage on the lives of two insured persons (the insureds). The death benefit is payable on the second death to the person or persons you designate (the beneficiary(ies)).

WHO CAN PURCHASE A POLICY

You can apply for a policy by contacting your insurance agent/financial representative. We will not issue a policy unless at least one of the insureds meets our underwriting standards. We will also not issue a policy that insures a person who will be over 90 years of age on the date we approve the application, and one insured must be 85 years of age or less on the date we approve the application. No insured may be under 20 years of age on the date we approve the application.

When we review an application for a policy, we examine certain information bearing on the insurance risk we would undertake in order to provide the requested coverage on the proposed insureds' lives. Factors bearing on insurance risk include the proposed insureds' occupations; avocations; medical histories including family medical histories; current health status including height, weight, blood pressure and chronic illness; and other factors such as tobacco usage and driving record. After we evaluate this information, we place each insured in a risk class. The risk classes we currently use are preferred non-tobacco user; preferred tobacco user; standard non-tobacco user; standard tobacco user; and various "substandard" classes involving higher risk. Policy charges that pay for the costs of insurance coverage vary by policy depending on the combined risk classes of the insureds, as well as on their ages and sexes.

ALLOCATION OF NET PREMIUMS AND TRANSFERS AMONG INVESTMENT OPTIONS

You allocate your net premiums by specifying on your application the percentage of your net premiums you would like to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the net premium based on the most recent allocation instructions we have received from you.

After the initial premium has been allocated, or after your free look period, if later, you can transfer your account value among the sub-accounts or from the sub-accounts to the fixed account up to 12 times per policy year without charge. Each transfer must be at least $250 or the total value of the sub-account, if less than $250. We will charge you $10 for each additional transfer either among the sub-accounts or from the sub-accounts to the fixed account. You are also permitted to make 1 transfer from the fixed account per policy year. There is no charge for this transfer. The minimum transfer from the fixed account is $250. In the first 4 policy years, you cannot transfer more than 25% of your interest in the fixed account in a policy year.

The above transfer rules do not apply to dollar cost averaging transfers or automatic rebalancing transfers. All transfers requested on the same day will be considered a single transfer for purposes of these rules and transfer charges.

The rules below determine the valuation date on which we process a transaction. (Transactions are always processed at the accumulation unit value determined on the night of the valuation date on which we process the transaction, i.e., the "next-determined value". See the Valuation of the Sub-Accounts section of this prospectus for information about valuation.)

          - If we receive your premium payment or transfer instructions in good order on a valuation date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that valuation date.
          - If not, we will process the transaction on the next valuation date.
          - Your initial premium payment will be allocated to the money market sub-account on the date we issue the policy (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to the money market sub-account.

In addition, we reserve the right to deposit premium in the money market sub-account for the duration of the free look period if such period exceeds 15 days.

The minimum allocation or transfer to a single investment option is 1% of the amount allocated or transferred. All allocations or transfers to a single investment option must be in whole percentages.

If we accept premium payments for you from an employer or an employer plan, we will apply the premium to your policy according to our allocation rules as of the date we receive it in our office from your employer or employer plan.

MARKET TIMING

Market timing transfers can disrupt an underlying fund's ability to process transactions, which may disadvantage other policy owners. To avoid this, we can modify the transfer rights of policy owners engaged in market timing activity that is deemed to be disruptive. This may include requiring all transfer requests to be made in writing and mailed to our post office box. In addition, we may refuse to honor a particular transfer request if a fund refuses to accept it under its own trading rules.

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging is a method of investing equal amounts of money at regular intervals by transferring amounts at regular intervals from a sub-account we designate, or from the fixed account, to the sub-accounts you select. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high because you will be investing during both up and down markets. You should also consider your financial ability to maintain a consistent level of investment over time.

You may instruct us to make regular transfers of:

          -    A specific dollar amount
          - A specific percentage of the source account (or a pro rata portion until source of funds is depleted)
          -    Earnings in the source account

You select the number (or duration), frequency and timing of your transfers, subject to the following rules:

          - Dollar cost averaging transfers must continue for at least 12 months;
          -    Each transfer must be at least $100; and
          - The allocation to each sub-account must be at least 1% of the transfer amount.

We currently do not charge a fee for this service. However, we may charge a fee in the future for dollar cost averaging transfers.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your accounts to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, we will complete the transfers you previously requested.

AUTOMATIC REBALANCING PROGRAM

Automatic rebalancing of assets among sub-accounts and the fixed account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. Automatic rebalancing may not be available if dollar cost averaging is in place.

We currently do not charge a fee for this service. However, we may charge a fee in the future for automatic rebalancing transfers.

RIDER BENEFITS

Certain riders are automatically issued with your policy, subject to certain issue age limits and underwriting requirements. There is no additional cost of insurance charge for these riders. These riders are:

o The ESTATE PROTECTION BENEFIT RIDER. This rider provides additional term insurance during the first four policy years in an amount equal to 125% of the face amount of the policy.

o The ESTATE TAX REPEAL RIDER. This rider provides a waiver of surrender charge on a full surrender or policy split during a one-year option period triggered by a full and permanent repeal of the federal estate tax being effective in 2010. In order to be eligible to exercise the option you must have paid an amount of premium, as of each policy anniversary up to the date the option period begins, equal to 70% of the cumulative amount of target premium for the policy through that policy anniversary. Specific rider terms and conditions apply, and may vary by state. We may charge an administrative fee not to exceed $150 to process a request under this rider. We will waive the charge if the proceeds are used to purchase an annuity issued by Columbus Life or one of its affiliated life insurance companies.

o The ACCELERATED DEATH BENEFIT RIDER, or the ACCELERATED DEATH BENEFIT PLUS RIDER, if approved in your state. This rider gives you access to a portion of the death benefit of the policy in the form of an advance after the death of the first insured and after the second insured has been diagnosed with a terminal illness, or under the Accelerated Death Benefit Plus Rider, after the second insured has been diagnosed with a terminal illness or critical illness, or has been confined to a nursing home. Specific rider terms and conditions apply, and may vary by state. Interest will be charged on the amount of the advance, and we may charge an administrative fee not to exceed $150 per advance to process an advance.

There are a number of optional insurance benefits that may be available to you by rider for an additional cost. The availability of these riders may be limited by issue age and underwriting requirements. These riders are:

o The LAST SURVIVOR ADDITIONAL LIFE RIDER. This rider provides additional permanent insurance coverage (the "additional life rider face amount") on the lives of the insureds, at a lower cost than the coverage provided under the base policy. The additional life rider face amount will be added to the face amount of the base policy in determining the death benefit. The coverage under this rider will be included in the net amount at risk for the policy and will be charged a monthly cost of insurance charge. The current monthly cost of insurance charge rates for the portion of the net amount at risk that is attributable to this rider may be different than the current monthly cost of insurance charge rates we charge for the base policy coverage, but we guarantee the rates will never exceed the guaranteed maximum monthly cost of insurance charge rates shown in your policy. We also charge a monthly per $1,000 charge for this rider not to exceed $0.03378 per $1,000 of additional life rider face amount.

o The EXTENDED NO-LAPSE GUARANTEE RIDER. This rider provides a no-lapse guarantee that begins when the term no-lapse guarantee provision under the policy ends. This no-lapse guarantee terminates on the day before the policy anniversary on which the younger insured is or would have been age
     100. This no-lapse guarantee will have a different minimum monthly premium than the term no-lapse guarantee under the policy, and the minimum premium test will apply from the date we issue the policy. You may have to pay more premium to meet the lifetime no-lapse guarantee minimum premium test than you had to pay to meet the term no-lapse guarantee minimum premium test. Availability of this rider may be limited by the amount of additional life rider face amount you have purchased. The monthly cost for this rider will be $0.01 per thousand dollars of face amount (plus any additional life rider face amount), due on each monthly anniversary day beginning when the term no-lapse guarantee under the policy ends.

o The EXTENDED COVERAGE BENEFIT RIDER. This rider replaces the extended coverage provision in the policy, so that on and after the policy anniversary on which the younger insured is or would have been age 100, the amount of the death benefit will be equal to the greater of the face amount (plus any additional life rider face amount) or the cash surrender value, less any indebtedness. The charge for this rider is due on each monthly anniversary day during the ten policy years beginning with the policy anniversary the younger insured is or would have been age 90 and ending with the day before the policy anniversary the younger insured is or would have been age 100. The maximum cost per $1,000 of face amount (plus any additional life rider face amount) increases uniformly from $1.13 at attained age 90 to $11.25 at attained age 99. Maximum costs assume an account value of $0. Actual monthly costs will be lower as the account value approaches face amount (plus any additional life rider face amount), at which point there would be no charge for the rider.

o The OTHER INSURED RIDER. This rider allows you to purchase term insurance on the life of a single insured for a cost of insurance charge that depends on the age, sex and risk class of the other insured on the date the coverage is purchased. Multiple other insureds may be covered under the rider. Other insured coverage terminates on the day before the policy anniversary on which the other insured is age 95. The rider includes a conversion privilege that is exercisable up to the earliest of: 1) the day before the policy anniversary on which the other insured is age 85; 2) 60 days after the death of the second insured under the policy; or 3) 60 days after the policy anniversary on which the younger insured is or would have been age 100. This rider has a target premium associated with it. The maximum cost of insurance charge rate is $31.56 per $1,000 of the other insured benefit amount for a standard male tobacco user. The rate would be higher for a substandard rating.

Riders may not be available in all states and may be subject to age or other issue limitations. Please consult with your insurance agent/registered representative.

CONVERSION AND POLICY SPLIT OPTION

In most states, you may convert the policy to a fixed policy within the first two policy years, or within 60 days of the later of notification of a change in the investment policy of Separate Account 1 or the effective date of such change. In most states, we will transfer all of your variable account value into the fixed account at no charge, and the sub-accounts will no longer be available as investment options. Policy charges will continue to apply. In some states we will convert your policy to a different fixed benefit whole or universal life product offered by us or one of our affiliates.

In most states, you may elect to split the policy into two single life policies within 6 months of the date a final divorce decree of the insureds has been in effect for 6 months or the date of a change in federal tax law resulting in a repeal of the unlimited marital deduction or a 50% reduction in the maximum estate tax bracket. The policy split option is subject to specific conditions of the policy. Further, if the new policies would not be treated as life insurance for federal tax purposes, we can refuse to issue the new policies. See the Taxes section of this prospectus.

POLICY CHANGES

We may make changes to the policy, without prior approvals, in certain circumstances in order to comply with changes in the law. In some states, you have the right to accept or reject certain types of changes. We will notify you of any changes we make to the policy. This notice may be provided in the form of an amended prospectus.

We may adjust policy values and/or proceeds, without prior approval, if we discover there has been a misstatement in age or sex that resulted in us charging incorrect policy charges.

Separate Account 1 is currently operated as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required. We will obtain the approval of the SEC if required.

If applicable rules and regulations change and permit us to vote the shares of a fund directly, we may cease asking policy owners for voting instructions. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change, or if our interpretation thereof changes.

We may add, delete or combine sub-accounts. We may also substitute a new fund or similar investment option for the fund in which a sub-account invests. A deletion or substitution of a fund may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a fund's investment strategies or restrictions, a change in the availability of the fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from policy owners.

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

We may impose additional tax charges against the sub-account accumulation unit values if additional federal, state or local taxes are imposed on Separate Account 1 or on the policy due to a change in tax laws or regulations.

ASSIGNMENT OF POLICY

Generally, you may assign your policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of an assignment.

CONTESTABILITY

We may contest the validity of coverage under a policy, based on information provided in an application, within two years of the date the coverage became effective. (If you do not notify us of the death of the first insured that occurred during the two-year period, the policy may remain contestable with respect to that insured beyond the two-year period.) In some states, we may be able to contest, at any time, the validity of a policy for fraud. We can deny a claim made under a policy if the terms and conditions of the policy are not satisfied.

PREMIUMS

PREMIUM PAYMENTS

Your initial premium payment must equal at least the minimum monthly premium for the term no-lapse guarantee. See the Term No-Lapse Guarantee Premium section of this prospectus. Thereafter, you can vary the amount and frequency of your premium payments. However, if you do not pay enough premium to cover the monthly policy charges or, during a no-lapse guarantee period, to meet the no-lapse guarantee premium test, your policy will lapse after the applicable grace period ends. See the Lapse and Reinstatement section of this prospectus.

The minimum amount of any premium payment we will accept is $50 unless you make premium payments through an automatic payment plan. If you make payments through an automatic payment plan, we will accept amounts less than $50. There is no maximum premium payment except that we reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the policy would not qualify as life insurance under federal tax laws.

You may give the initial premium payment to your insurance agent/financial representative. You should send subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. As an alternative to mailing payments, we currently offer the following automatic payment plans:

     - Pre-authorized checking or savings account deductions (monthly, quarterly, semi-annually, annually)
     - In some circumstances, employer or employer plan payments (weekly, bi-weekly, monthly)

If you set up an automatic payment plan, you may terminate it at any time. If you set up a pre-authorized checking or savings account payment plan, we require two days notice to change the amount or the timing of the deduction. If payments are made by an employer or employee plan, any changes to the payment plan must be made through the employer.

PLANNED PREMIUM

Planned premium is what you tell us you plan to pay. You may change the amount of your planned premium at any time. If you have not set up an automatic payment plan, we will send you statements indicating when a planned premium payment is due. Your insurance agent/financial representative will provide you with an illustration showing the hypothetical effect of making planned premium payments at various hypothetical levels of sub-account performance. Generally, you would continue to make planned premium payments until the policy anniversary the younger insured is (or would have been) 100 years of age or until the second insured dies, if earlier. It is more likely that your policy will stay in force if you continue to make the planned premium payments, but paying planned premiums does not guarantee that your policy will not lapse. The amount you may need to pay to keep the policy in force may be higher than the planned premium.

NET PREMIUM

Net premium is the amount of the premium you pay less the premium expense charge and state tax charge. The net premium is the amount that will be allocated to the investment options.

TARGET PREMIUM

Target premium is a level of premium we use to determine certain charges (or maximum charges) under a policy. Target premium is independent of the amount of premium you pay or plan to pay under a policy. The target premium depends on the age, sex and risk class of each insured on the date the policy is issued. Certain riders may also have a target premium associated with them, which will be included in the total target premium for the policy. If you add or remove rider coverage, target premium will increase or decrease if the rider has a target premium associated with it. If you decrease the face amount of the policy, the target premium will decrease in proportion to the decrease in coverage. The target premium will be shown in your policy.

TERM NO-LAPSE GUARANTEE PREMIUM

If you pay the minimum monthly premium for the term no-lapse guarantee on time, we guarantee your policy will not lapse until the earlier of 1) the policy anniversary prior to the date the younger insured is (or would have been) age 90 or 2) the 20th policy anniversary. If you do not pay the minimum premiums on time, the amount needed to prevent the policy from lapsing will be the minimum monthly premium that should have been paid with interest accrued at 3%. We will deduct withdrawals and indebtedness from your premium payments to determine if you have met the minimum premium test or not.

Payment of the minimum monthly premium does not guarantee that your policy will have a positive net cash surrender value after the guarantee period ends. You may need to make significant additional premium payments in order to keep your policy in force after the term no-lapse guarantee ends.

The amount of the term no-lapse guarantee premium depends on the insureds' risk classes, ages and sexes, and the amount of insurance coverage. We determine this minimum premium when we issue the policy, and redetermine it when you add or remove optional rider coverage, decrease the face amount of the policy, or make a withdrawal that results in a decrease in face amount. If we increase or decrease the minimum premium, the new minimum premium applies from the redetermination date forward. The minimum premium will be shown in your policy.

DEATH BENEFIT

DEATH BENEFIT

The minimum death benefit under any policy is the greater of:

     1)   the face amount of the policy; or
     2)   the account value multiplied by the applicable death benefit factor.

The death benefit payable under your policy depends on the death benefit option you select. Option 1 is the same as the minimum death benefit described above. Option 2 is the greater of:

     1)   the face amount of the policy plus the account value; or
     2)   the account value multiplied by the applicable death benefit factor.

The account value multiplied by the applicable death benefit factor is the "corridor", or minimum, death benefit required by federal tax law. See the Table Of Death Benefit Factors And Example Of Death Benefit Calculation section of this prospectus.

The amount of the death benefit is determined as of the date of the second insured's death. Any indebtedness outstanding as of the second insured's date of death will be deducted from the death benefit amounts described above. The death benefit will be paid when we have received proof of the death of the insured, and proof of the interest of the claimant, satisfactory to us.

The face amount is a fixed amount of death benefit you select, subject to a minimum face amount of $250,000.

The option 1 or option 2 death benefit is in effect only until the policy anniversary the younger insured is or would have been age 100. After that date, the policy is continued under the extended coverage benefit. See the Extended Coverage Period section of this prospectus.

The investment performance of the sub-accounts as well as the level of policy charges deducted from your policy will affect the value of the corridor death benefit and the value of the option 2 death benefit. Higher investment performance will mean a higher account value and therefore a higher corridor death benefit and a higher option 2 death benefit. Higher levels of policy charges will reduce your account value. A lower account value will reduce these death benefit values.

The amount of the death benefit will be higher if you choose option 2 than if you choose option 1. However, your monthly cost of insurance charges will be higher if you choose option 2 because our net amount at risk will be higher. This means your account value will be less than if you had chosen option 1.

TABLE OF DEATH BENEFIT FACTORS AND EXAMPLE OF DEATH BENEFIT CALCULATION

Federal tax law requires that the death benefit under a life insurance policy be no less than a "corridor" amount. The corridor amount is the account value multiplied by the applicable factor from the table below. Death benefit factors depend on the age the younger insured is or would have been as of the date of the second death.

  YOUNGER INSURED'S                           YOUNGER INSURED'S
   AGE LAST POLICY       DEATH BENEFIT         AGE LAST POLICY     DEATH BENEFIT
     ANNIVERSARY            FACTOR               ANNIVERSARY           FACTOR
     ----------             ------               -----------           ------

    1 through 40             2.50                    61                 1.28
         41                  2.43                    62                 1.26
         42                  2.36                    63                 1.24
         43                  2.29                    64                 1.22
         44                  2.22                    65                 1.20
         45                  2.15                    66                 1.19
         46                  2.09                    67                 1.18
         47                  2.03                    68                 1.17
         48                  1.97                    69                 1.16
         49                  1.91                    70                 1.15
         50                  1.85                    71                 1.13
         51                  1.78                    72                 1.11
         52                  1.71                    73                 1.09
         53                  1.64                    74                 1.07
         54                  1.57               75 through 90           1.05
         55                  1.50                    91                 1.04
         56                  1.46                    92                 1.03
         57                  1.42                    93                 1.02
         58                  1.38                    94                 1.01
         59                  1.34               95 or higher            1.00
         60                  1.30

Following is an example of how we calculate the death benefit.

                    OPTION 1                                          OPTION 2
                    --------                                          --------
Facts:

o The younger insured's age is less than 40 years old as of the date of the second death (applicable death benefit factor = 2.50).
o    Policy's face amount is $250,000.
o    There have been no loans taken against the policy.
o    The account value is $125,000.

Under option 1, the death benefit         Under option 2, the death benefit
would be the greater of $250,000 and      would be the greater of $375,000
$312,500 ($125,000 multiplied by 2.50).   ($250,000 plus $125,000) and $312,500
                                          ($125,000 multiplied by 2.50).

Therefore, the death benefit would        Therefore, the death benefit
be $312,500.                              would be $375,000.

SUICIDE EXCLUSION

If death of either insured occurs within two years of the date we issue the policy (or date of reinstatement in most states) as a result of suicide, we will pay only a limited benefit equal to the premium payments paid less any indebtedness and any withdrawals (including withdrawal fees), and less the monthly costs of insurance on persons other than the insureds ever covered by rider. We will pay you the net cash surrender value if it is greater. If the first insured died by suicide, the surviving insured may use the benefit paid as a premium on a single life policy.

EFFECTIVE DATE OF COVERAGE AND TEMPORARY INSURANCE

If we approve your application, the insurance coverage provided by your policy will be effective when you have received the policy, signed any applicable amendments to the application, and paid the required minimum initial premium while both insureds are alive and in the same health as indicated in the application. If we do not approve your application, we will notify you and return any premium you have paid.

You may be eligible for temporary insurance coverage between the date of your application and the effective date of your policy if you pay the required minimum initial premium with the application and meet certain underwriting standards. The amount of temporary insurance coverage is subject to a maximum of $500,000. Such coverage will remain in effect for a maximum of 90 days and is subject to other restrictions. The temporary insurance agreement is included in the application form.

CHANGES TO COVERAGE

You can request a decrease in the face amount of your policy at any time after the first policy anniversary. You cannot decrease the face amount below $250,000. The minimum amount of any decrease is $25,000. Your monthly cost of insurance charges will be lower immediately following a decrease because our net amount at risk will be lower. You may not increase the face amount.

If you have additional life rider coverage, any requested decrease will be allocated proportionately between the base policy face amount and additional life rider face amount. You may eliminate additional life rider face amount only after the base policy face amount has been reduced to $250,000.

After the first policy year, you may change the death benefit option. We must approve any change in your death benefit option. Changes in your death benefit option will be effective on the first monthly anniversary day after we approve your request. If you change from option 1 to option 2, we will reduce the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. We will not allow this change if it causes the new face amount to fall below $250,000. Your monthly cost of insurance charges will tend to be higher over the life of the policy if you change to option 2 because our net amount at risk will be higher.

If you change from option 2 to option 1, we will increase the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. Your monthly cost of insurance charges will tend to be lower over the life of the policy if you change to option 1 because our net amount at risk will be lower.

EXTENDED COVERAGE PERIOD

If the policy is in force on the policy anniversary on which the younger insured is age 100, the policy will continue under the extended coverage provision. We will permanently transfer all of your variable account value into the fixed account. We will set the interest rate on any outstanding loans equal to the interest rate we pay on loan collateral. We will no longer accept premium payments, allow loans, or deduct policy charges. The death benefit will be revised to equal the net cash surrender value of the policy, or, if you have purchased the Extended Coverage Benefit Rider, the death benefit will be revised to equal the greater of the face amount, less indebtedness, or the net cash surrender value of the policy. You may make withdrawals or surrender the policy in full at any time during the extended coverage period.

PAYMENT OPTIONS

We will pay the death benefit in a lump sum or under an income plan you or the beneficiary selects. If neither you nor the beneficiary selects an income plan, we will make a lump-sum payment of the proceeds. We typically make this lump-sum payment to a special account maintained by us. We provide the beneficiary with a checkbook to access these funds from that special account.

If you or the beneficiary select an income plan, we will send you a separate written agreement putting the plan into effect. The following income plans are available in addition to other plans we may make available in the future or upon request:

         INCOME PLAN 1 Payments for Fixed Period - we make monthly payments for a fixed number of years.

         INCOME PLAN 2 Payments for Life--Guaranteed Period - we make monthly payments for a guaranteed period or the life of the payee, whichever is longer.

         INCOME PLAN 3 Payments of a Fixed Amount - we make monthly payments of a fixed amount until an amount equal to the proceeds plus accrued interest has been paid.

         INCOME PLAN 4 Life Annuity--No Guaranteed Period - we make monthly payments for the life of the payee.

         INCOME PLAN 5        Joint and Survivor - we make monthly payments as
                              long as one of two payees is alive.

Minimum guaranteed payments under any of these income plans are calculated with a minimum effective annual interest rate of 3%. In addition, minimum guaranteed payments under life income plans are based on the Annuity 2000 Table, with Projection Scale G, adjusted for age last birthday. Payments under an income plan do not vary with the investment experience of the sub-accounts.

While an insured is alive, you may select an income plan under which we will pay the death benefit of your policy. If the second insured dies and you have not selected an income plan, the beneficiary may select an income plan. If you select an income plan before the second insured's death, the beneficiary may not change the income plan after the second insured's death.

The income plan selected and the time when the income plan is selected can affect the tax consequences to you or the beneficiary. You should consult your tax advisor before selecting an income plan.

POLICY VALUES AND VALUATION

ACCOUNT VALUE

The policy's account value is a cash value that you may withdraw, or borrow against, subject to certain limits and to the charges described in this prospectus. The account value is the sum of your interest in the sub-accounts and the fixed account at any time. The account value varies with the investment experience of the sub-accounts. There is no guaranteed minimum account value.

NET CASH SURRENDER VALUE

The net cash surrender value is the account value less any outstanding indebtedness and less any surrender charge that would apply on a full surrender or termination of your policy.

VALUATION OF THE SUB-ACCOUNTS

The value of your interest in a sub-account is measured in accumulation units. An accumulation unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an accumulation unit ("accumulation unit value") varies from day to day depending on the investment performance (and expenses) of the fund in which the sub-account is invested.

The accumulation unit value of each sub-account is calculated at the end of each valuation date. A valuation date is any day the New York Stock Exchange is open for business. The value of an accumulation unit at the close of any valuation date is determined for each sub-account by multiplying the accumulation unit value of the sub-account at the close of the immediately preceding valuation date by the "net investment factor" (described below). Depending upon investment performance of the underlying fund in which the sub-account is invested, the accumulation unit value may increase or decrease.

The net investment factor for each sub-account for any valuation date is determined by dividing (a) by (b), where:

    (a) equals:     (1) the net asset value per share of the underlying fund at the end of the current valuation date, plus

                    (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the sub-account if the "ex-dividend" date occurred between the end of the immediately preceding valuation date and the end of the current valuation date, plus or minus

                    (3) a per share charge or credit for any taxes reserved, which are determined by Columbus Life to have resulted from the investment operations of the sub-account between the end of the immediately preceding valuation date and the end of the current valuation date;

         (b) is the net asset value per share of the underlying fund determined at the end of the immediately preceding valuation date.

When you allocate net premium or transfer amounts to a sub-account, your account value is credited with accumulation units. Other transactions, such as withdrawals and payments of monthly policy charges, will decrease the number of accumulation units. The number of accumulation units added to or subtracted from your account value is calculated by dividing the dollar amount of the transaction by the accumulation unit value for the sub-account at the close of trading on the valuation date when we process the transaction.

SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER

You may surrender your policy and withdraw all of your net cash surrender value. We assess a surrender charge if you surrender your policy in full during the first 12 policy years. A full surrender will terminate your policy. A full surrender of your policy may have tax consequences.

PARTIAL WITHDRAWALS

At any time after the first policy year, you can withdraw part of your net cash surrender value less any applicable withdrawal fees. We charge a fee of $50 for each withdrawal after the first in a policy year. Each withdrawal must be at least $500.

Withdrawals and related fees will reduce your account value. We deduct the amount withdrawn (and any applicable withdrawal fee) on a pro-rata basis from each of your investment options. No withdrawal may be made that would reduce your net cash surrender value below $250.

If you selected death benefit option 1, a withdrawal may also reduce the face amount of your policy. (If a withdrawal would cause the difference between the death benefit and the account value to increase after the withdrawal, our net amount at risk would increase. To offset this increase, we will decrease the face amount by the amount needed to keep that difference the same.) No withdrawal can reduce the face amount of your policy below $250,000.

A withdrawal may have tax consequences. See the Taxes section of this prospectus.

CANCELING THE POLICY WITHOUT PENALTY

You may cancel the policy within 10 days after you receive it. The period may be longer in some states. If you cancel your policy during this free look period, we will refund to you all premiums allocated to the fixed account, all charges we deducted from your policy, and the current value of premiums you allocated to the sub-accounts calculated on the day we receive your notice of cancellation. In some states we refund all premiums you paid.

To cancel your policy, you must return it either to us at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to one of our agents, within the free look period.

After the free look period ends, you can surrender the policy for its net cash surrender value by notifying us in writing, but you cannot cancel the policy without incurring any charges.

DELAY IN PAYMENT

We will generally send payments and loan proceeds to you within 7 days of the date we process your surrender, withdrawal or loan request. We may delay payments from a sub-account for any of the following reasons:

     - You have made a premium payment by check that has not cleared the banking system.
     - The New York Stock Exchange is closed on a day that it normally would be open.
     -    Trading on the New York Stock Exchange is restricted.
     - Because of an emergency, it is not reasonably practicable for the sub-accounts to sell securities or to fairly determine the value of their investments.
     - The Securities and Exchange Commission permits us to postpone payments from the sub-accounts for your protection.

We may delay transfers from the sub-accounts for the same reasons.

We reserve the right to delay payments or transfers from the fixed account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the fixed account and we will notify you if there will be a delay.

LOANS

You can borrow money from us by using your policy as the sole collateral for the loan. The most you can borrow against your policy is 90% of your net cash surrender value, less an amount equal to the monthly policy charges for the next two months.

If you borrow money, we will transfer an amount equal to the amount of the loan from each of your investment options on a pro-rata basis to your loan account. Your loan account holds the collateral for your loan. Because the amounts transferred to the loan account do not participate in the experience of the sub-accounts or the fixed account, a loan can have a negative effect on both the policy's account value and death benefit, whether or not the loan is repaid.

We pay interest on your loan account. The minimum interest we pay is 3% annually.

We charge interest on the amounts you borrow at a maximum loan interest rate of 4% annually. The loan interest rate is fixed for the life of the loan. Interest is due on each policy anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

You can repay all or part of your loan at any time while an insured is living. When you make a payment toward the principal amount of your loan, we transfer the amount of the loan payment from your loan account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat it as an additional premium payment instead.

If you do not repay the loan before the second insured dies, we will deduct the outstanding loan amount ("indebtedness") when determining your death benefit. If you do not repay the loan before you surrender your policy, we will deduct the indebtedness to determine the net cash surrender value proceeds.

If the indebtedness causes your net cash surrender value to become negative, we can terminate your policy. We will tell you that we intend to terminate your policy by mailing a notice to you at least 61 days before we terminate your policy. The notice will tell you the minimum amount of loan repayment that you must pay to keep your policy in force. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

LAPSE AND REINSTATEMENT

If your net cash surrender value on a monthly anniversary day is not sufficient to pay the monthly policy charges for the current month, and your policy does not meet the minimum premium test under the no-lapse guarantee (during the no-lapse guarantee period) your policy will enter a grace period. A grace period is a 61-day period that starts on the day after we mail you a notice. We will mail grace period notices to you at your address as shown on our records. We also mail these notices to anyone holding your policy as collateral as shown on our records at the collateral holder's address as shown on our records. The notice will tell you the amount of premium you need to pay to keep the policy in force. The amount will be the lesser of 1) the amount needed under the no-lapse guarantee to keep the policy in force through the end of the grace period; or 2) the premium needed to pay the monthly policy charges due through the end of the grace period. If you have outstanding indebtedness, you will also have the option of making loan repayment sufficient to keep the policy in force.

If you do not pay the needed premium or loan repayment, your policy will lapse, or terminate, at the end of the 61-day grace period. If you pay the needed premium or loan repayment, your policy will continue in force. If the last surviving insured dies during the grace period, we will deduct the monthly charges due from the death benefit.

You may apply to reinstate the policy within five years (or a shorter period in some states) after the date it lapses. The policy can be reinstated if either 1) both insureds are alive or 2) one insured is alive and the policy ended after the death of the other insured. In order to reinstate, we must approve your application for reinstatement, you must pay any past charges due, and you must repay or reinstate any indebtedness.

TAXES

Following is a summary of the material federal tax consequences to an owner and beneficiary of a policy. State and local taxes are not discussed herein. This summary is for your information. We do not guarantee that the policy will always receive the tax treatment described. This summary is general in nature. It is not tax advice. You should consult a qualified tax advisor for more complete information.

This discussion is based on federal income tax law and interpretations in effect as of the date of this prospectus and is subject to later changes in such tax law or interpretations. This discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects for an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

TAX STATUS OF POLICY

We intend for the policy to meet the definition of a "life insurance contract" under Section 7702A of the Internal Revenue Code. The earnings in a policy meeting the definition of "life insurance contract" are tax-deferred until withdrawn. The death proceeds are excluded from the beneficiary's gross income. A policy could fail to qualify as a "life insurance contract" if excessive premiums are paid into the policy. We monitor premium payments and will refuse to accept premiums that would cause the policy to fail to qualify as life insurance.

MODIFIED ENDOWMENT CONTRACT

A modified endowment contract ("MEC") is a life insurance contract that is issued in exchange for a MEC, or a life insurance contract that does not satisfy the "7-pay test". The "7-pay test" compares the actual premium paid in the first 7 policy years against a pre-determined premium amount as set forth in Code
Section 7702A. If there is a material change to a policy, such as a change in the policy's death benefit, a policy may be subjected to a new 7-pay test to determine if the change has caused the policy to become a MEC. The new 7-pay test may be over the same, or a new, 7-year period.

TAX CONSEQUENCES OF WITHDRAWALS AND LOANS

Tax treatment of distributions depends on whether a policy is a modified endowment contract or not. The following table indicates the tax treatment loans and withdrawals ordinarily receive.

----------------- ------------------------------ ------------------------------
                  POLICY IS NOT A MEC            POLICY IS A MEC
----------------- ------------------------------ ------------------------------
WITHDRAWALS       Deemed to be distribution of   Deemed to be distribution of
                  cost basis first, then         earnings first, then cost
                  earnings.  Distributions of    basis.  Distributions of
                  cost basis not subject to      earnings are subject to
                  income tax.                    ordinary income tax.*
----------------- ------------------------------ ------------------------------
LOANS             Not subject to income tax      Loans are subject to ordinary
                  until policy is surrendered or income tax to the extent of
                  lapses.  Outstanding loan      any gain in the contract.*
                  amount deemed to be
                  distribution subject to
                  ordinary income tax on
                  surrender or lapse.
----------------- ------------------------------ ------------------------------
* There will be an additional 10% penalty tax if the policy is a MEC and the distribution occurs before age 59 1/2, unless the policy owner is disabled (as defined under the Code), or if the distribution is part of a series of substantially equal periodic payments for the owner's life (or life expectancy) or the joint lives (or joint life expectancies) of the owner and a beneficiary under the policy.

There may be exceptions to the above rules. For example, if a policy is not a MEC, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the policy's contract value that can accumulate relative to the death benefit. When cash distributions are made during the first 15 years after a policy is issued, and such distributions cause a reduction in the death benefit, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). Policy owners should carefully consider the consequences of initiating any changes in the terms of the policy.

ACCELERATED DEATH BENEFITS

Whether or not a policy is a modified endowment contract, amounts received under an accelerated death benefit rider may be excludable from gross income under
Section 101(g) in some circumstances, but such amounts are not always excludable. We reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of a policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

EXTENDED COVERAGE

Due to uncertainties in interpretations of current tax law, it is uncertain whether a policy will fail to qualify as a life insurance contract if coverage is continued beyond the younger insured's age 100. You should consult a qualified tax advisor regarding the possible tax consequences of continuing coverage beyond the insured's age 100.

POLICY SPLIT OPTION

The policy split option permits a policy to be split into two single life policies upon the occurrence of certain events. It is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 of the Internal Revenue Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the resulting individual contracts would be treated as life insurance contracts for federal income tax purposes, and if so, whether they would be classified as modified endowment contracts. Before the policy owner exercises rights provided by the policy split option, it is important to consult a qualified tax advisor regarding the possible consequences of a split.

TAX CONSEQUENCES ON INSURED'S DEATH

Death proceeds payable to a beneficiary under a policy meeting the definition of a "life insurance contract" are excludable from the beneficiary's gross income.

If the owner is an insured under the policy, the death benefit under the policy generally will be includible in the owner's estate for purposes of federal estate tax if: (1) the proceeds were payable to or for the benefit of the owner's estate; or (2) the owner held any "incident of ownership" in the policy at death or at any time within three years of death.

DEATH OF OWNER WHO IS NOT THE INSURED

If the owner is not an insured under the policy, and the owner dies before the second insured, the value of the policy, as determined under U.S. Secretary of Treasury regulations, is includible in the owner's estate for federal estate tax purposes.

TRANSFERS

If a policy owner transfers ownership of a policy to another person, the transfer may be subject to federal gift tax. In addition, if a policy owner transfers ownership to a person two or more generations younger than the owner, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

FEDERAL ESTATE AND GIFT TAX

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, in 2003, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent an estate is to be distributed to the surviving spouse of the deceased.

The generation-skipping transfer tax rate is equal to the maximum estate tax rate (49% in 2003) and there is a provision for a lifetime exemption amount of $1,120,000 for 2003. Due the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you should consult a qualified tax advisor regarding such taxes.

CORPORATE AND QUALIFIED RETIREMENT PLAN OWNERSHIP

There are special tax issues for corporate and qualified retirement plan owners:

     - If a policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the policy.
     - Using a policy to fund deferred compensation arrangements for employees has special tax consequences.
     - Corporate ownership of a policy may affect an owner's liability under the alternative minimum tax.

Policy owners should consult a qualified tax advisor regarding these matters.

WITHHOLDING

Distributions from a policy (other than the payment of a tax-free death benefit under the policy) are generally subject to federal income tax withholding. An owner is generally permitted to elect not to have federal income taxes withheld if the owner notifies us in a timely manner of the election (and meets certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

LEGAL PROCEEDINGS

Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the policies.

FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and financial statements of Columbus Life are included in the Statement of Additional Information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

TERMINOLOGY INDEX

-----------------------------------------
A

account valueo  37
accumulation unito  37
accumulation unit valueo  37
additional life rider face amounto  26

-----------------------------------------
C

cash valueo  37
Columbus Lifeo  13

-----------------------------------------
D

death benefito  32

-----------------------------------------
E

extended coverageo  35

-----------------------------------------
F

face amounto  32
fixed accounto  17
free looko  39

-----------------------------------------
G

grace periodo  42

-----------------------------------------
I

income plano  36
indebtednesso  41
initial premiumo  30

-----------------------------------------
L

loan accounto  41

-----------------------------------------
M

monthly anniversary dayo  19

-----------------------------------------
N

net amount at risko  19
net cash surrender valueo  37
net premiumo  31

-----------------------------------------
P

planned premiumo  30
policy anniversaryo  5
policy yearso  5

-----------------------------------------
R

risk classo  23

-----------------------------------------
S

Separate Account 1o  13
sub-accountso  13

-----------------------------------------
T

target premiumo  31
term no-lapse guaranteeo  31

-----------------------------------------
V

valuation dateo  37
variable account valueo  20

STATEMENT OF ADDITIONAL INFORMATION

A statement of additional information (SAI) contains more information about Separate Account 1. The SAI is incorporated by reference into this prospectus. You may request that we send you a free copy of the SAI, or you may access it on our website at www.columbuslife.com under "Explore Our Products".

PERSONALIZED ILLUSTRATION

We will provide a free personalized illustration of hypothetical death benefits, account values, and cash surrender values to you upon request. After the policy is issued, we may charge a fee for each illustration after the first in a policy year.

CONTACT US
Call us at 1-800-677-9595

-        for a free copy of the SAI
-        to request a personalized illustration
-        to request other information about the policy
-        to inquire about your policy or to request policy transactions*

You may also write to Columbus Life Customer Service at P.O. Box 2850, Cincinnati, Ohio, 45201-2850.

*We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

You can review and copy other information about the policy, Columbus Life Insurance Company and Separate Account 1 (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information about the operation of the public reference room, call the SEC at 1-202-942-8090. Reports and other information about the Registrant are available on the Securities and Exchange Commission's website at http://www.sec.gov. You may obtain copies of the information, for a fee, by writing to the Public Reference Section of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09337.

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2003

COLUMBUS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT 1

LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
PINNACLE VARIABLE UNIVERSAL LIFE
COLUMBUS LIFE VARIABLE UNIVERSAL LIFE

ISSUED BY COLUMBUS LIFE INSURANCE COMPANY, CINCINNATI, OHIO

This statement of additional information is not a prospectus. It contains information in addition to the information set forth in the current prospectuses dated May 1, 2003 for the individual and survivorship variable universal life policies offered by Columbus Life Insurance Company through its Separate Account
1. You should read this statement of additional information in conjunction with the prospectus for the appropriate policy. Unless otherwise noted, the terms used in this statement of additional information have the same meanings as those set forth in the prospectuses.

You may request that we send you a free copy of the prospectus for a policy by calling Columbus Life Customer Service at 1-800-677-9595, or by writing to us at P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may also access a copy of the prospectus for each policy on our website at http://www.columbuslife.com under "Explore Our Products".

                                TABLE OF CONTENTS

 COLUMBUS LIFE INSURANCE COMPANY                          4
 SEPARATE ACCOUNT 1                                       4
 DISTRIBUTION OF THE POLICIES                             5

 PERFORMANCE INFORMATION                                  6
 MONEY MARKET YIELD                                       7

 TOTAL RETURN                                             8
 TAXES                                                   12

 INDEPENDENT AUDITORS                                    13
 FINANCIAL STATEMENTS                                    13

COLUMBUS LIFE INSURANCE COMPANY

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the departments of insurance of the various states in which it is licensed to transact business.

SEPARATE ACCOUNT 1

Columbus Life established Columbus Life Insurance Company Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust.

As of _________, 2003, more than 10% of the assets of each of the _____________ subaccounts was attributable to an initial capital contribution by Columbus Life. The table below shows these assets as a percentage of the total assets of Separate Account 1.

-------------------------------- ---------------------------------------------
SUBACCOUNT                       COLUMBUS LIFE CAPITAL CONTRIBUTION TO

                                 SUBACCOUNT AS PERCENTAGE OF TOTAL ASSETS OF
                                           SEPARATE ACCOUNT 1
-------------------------------- ---------------------------------------------
-------------------------------- ---------------------------------------------


Columbus Life has no present intention of removing these assets from Separate Account 1.

The AIM, Alger, Deutsche, Fidelity, Franklin Templeton, Janus, JP Morgan, MFS, Oppenheimer, PIMCO, Putnam, Scudder, and Van Kampen funds offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone and Legends offer shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a fund. If it becomes necessary for a separate account to replace its shares of a fund with another investment, the fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions require the Board of Trustees of each fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

DISTRIBUTION OF THE POLICIES

Touchstone Securities, Inc. (TSI) is the sole distributor of the policies. TSI is a wholly-owned subsidiary of Western Southern Life Assurance Company (WSLAC) which is a wholly-owned subsidiary of WSLIC. TSI is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The policies will be sold by registered representatives of TSI who are also licensed as insurance agents and appointed with Columbus Life. The policies may be offered through other broker-dealers who have entered into agreements with TSI.

The offering of the policies is continuous. Columbus Life does not anticipate discontinuing offering the policies, although it reserves the right to do so.

For Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life, broker-dealers or registered representatives may be paid commission of up to 110% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 4.5% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

For Columbus Life Variable Universal Life, broker-dealers or registered representatives may be paid commission of up to 105% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 3% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

Sales commissions attributable to the Columbus Life individual and survivorship variable universal life policies paid by Columbus Life to TSI over the last three years are shown below.

                                        SALES                        AMOUNTS
FOR THE YEAR ENDED           COMMISSIONS PAID        RETAINED BY DISTRIBUTOR

December 31, 2000                           $                              $
December 31, 2001                           $                              $
December 31, 2002                           $                              $

PERFORMANCE INFORMATION

We may include performance information for the subaccounts in advertisements, sales literature and reports to policy owners or prospective owners.

We may report performance information in any manner permitted under applicable law. For example, we may report total returns and average annual total returns for the funds and/or the subaccounts or present performance information as a change in a hypothetical policy owner's account value or death benefit. The performance information may cover various periods of time, including periods beginning with the start of operations of a subaccount or the fund in which it invests.

Performance information will not reflect the deduction of all charges applicable to a particular policy. For Legacy Survivorship Variable Universal Life and Pinnacle Variable Universal Life, the performance information we advertise will be net of fund company expenses but gross of policy charges. For Columbus Life Variable Universal Life, performance information will be net of fund company expenses and the mortality and expense risk charge which is reflected in accumulation unit values. Performance information for Columbus Life Variable Universal Life is gross of all other policy charges. If all charges applicable to a particular policy were included, performance would be reduced.

You can request a personalized illustration that shows the performance of a hypothetical policy net of all policy charges. We may charge a fee for each illustration after the first. The illustration will be based on the hypothetical investment return that you request. The net cash surrender value provided in the illustration will assume all fund charges and expenses, all Separate Account 1 charges and all policy charges, including a surrender charge, are deducted. The account value provided in the illustration will assume all charges except the surrender charge are deducted. Your policy's actual investment performance may not be the same as the performance of the hypothetical policy shown in the illustration. You should not consider any performance information to be an estimate or guarantee of future performance.

We may also compare the performance of a subaccount to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the subaccounts published by nationally recognized ranking services or nationally recognized financial publications.

MONEY MARKET YIELD

Columbus Life may quote or advertise the yield of the money market subaccount. The Company computes the money market subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD  =  (BASE PERIOD RETURN/7) *365

         Where:

         BASE PERIOD RETURN = The percentage (or net) change in the accumulation unit value for the money market
                              ("AUV") over a 7-day period determined as follows:

                AUV at end of 7-day period - AUV at beginning of 7-day period
                -------------------------------------------------------------
                             AUV at beginning of 7-day period

Because the net asset value of the money market fund rarely deviates from
1.000000 per unit, the change in the accumulation unit value for the money market subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period (less mortality and expense risk charges deducted from the subaccount over the 7-day period for Columbus Life Variable Universal Life). For Columbus Life Variable Universal Life, because deductions for mortality and expense risk charges are reflected in performance information, the yield for the money market subaccount of Separate Account 1 will be lower than the yield for the underlying money market fund or any comparable substitute funding vehicle.

Columbus Life may also quote or advertise the effective yield of the money market subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1) 365/7] - 1

The yields and effective yields for the money market subaccount for the 7-day period ended December 31, 2002 are as follows:

         Yield                                       Effective Yield
         -----                                       ---------------

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market fund or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of policy charges, except for the mortality and expense risk charge in Columbus Life Variable Universal Life.

TOTAL RETURN

The performance of the funds or subaccounts may be quoted or advertised by Columbus Life in various ways. All performance information supplied by Columbus Life in advertising is based upon historical results of the funds or subaccounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an accumulation unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (and/or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

         P         =       a hypothetical initial purchase payment of $1,000
         T         =       average annual total return
         n         =       number of years and/or portion of a year
         ERV       =       ending redeemable value of a hypothetical initial
                           purchase payment of $1,000 at the end of the applicable period

While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any fund or subaccount's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any fund or subaccount.

In addition to average annual total returns, we may quote cumulative total returns for a fund or subaccount reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" for a subaccount quoted in advertising reflects all aspects of a subaccount's return, including the effect of reinvestment by the subaccount of income and capital gain distributions and any change in the subaccount's value over the applicable period. For Columbus Life Variable Universal Life, such quotations reflect the mortality and expense risk charge. No other policy charges are reflected in total return.

The following two tables set forth the type of total return data for each subaccount that we currently use in advertising. All data shown is for the period ended December 31, 2002.

The first table is performance information for the Pinnacle Variable Universal Life and the Legacy Survivorship Variable Universal Life products. Returns are net of fund management fees and expenses and gross of all policy charges.


                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                INCEPTION                     AS OF 12/31/2002
                                                 DATE OF
                                                  FUND
                                                                                                               SINCE
                                                             3 MONTHS    1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION
Fidelity(R) VIP Equity-Income Portfolio - Service Class 2    01/12/00
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2    01/12/00
Fidelity(R) VIP Growth & Income Portfolio - Service Class 2  01/12/00
Fidelity(R) VIP Growth Portfolio - Service Class 2           01/12/00
Fidelity(R) VIP Asset ManagerSM Portfolio - Service Class 2  01/12/00
Fidelity(R) VIP Balanced Portfolio - Service Class 2         01/12/00
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2          01/12/00
Fidelity(R) VIP Money Market Portfolio - Initial Class       01/01/83
Janus Aspen Mid Cap Growth Portfolio - Service Shares 1      12/31/99
Janus Aspen Capital Appreciation Portfolio - Service Shares  12/31/99
Janus Aspen Worldwide Growth Portfolio - Service Shares      12/31/99
Legends Harris Bretall Equity Growth Portfolio               12/08/92
Legends Third Avenue Value Portfolio                         12/14/92
Legends Gabelli Large Cap Value Portfolio                    12/14/92
Legends Baron Small Cap Portfolio                            12/14/92
MFS(R) Capital Opportunities Series - Service                05/01/00
Class MFS(R) Emerging Growth Series - Service Class          05/01/00
MFS(R) Mid Cap Growth Series - Service Class                 05/01/00
MFS(R) New Discovery Series - Service Class                  05/01/00
Oppenheimer Aggressive Growth Fund/VA - Service Class        10/16/00
Oppenheimer Strategic Bond Fund/VA - Service Class           12/31/00
Oppenheimer International Growth Fund/VA - Service Class     12/31/00
Scudder VIT EAFE(R) Equity Index Fund - Class A              08/22/97
Scudder VIT Equity 500 Index Fund - Class A                  10/01/97
Scudder VIT Small Cap Index Fund - Class A                   08/25/97
Touchstone Emerging Growth Fund                              02/24/95
Touchstone Small Cap Value Fund                              05/17/99
Touchstone Growth/Value Fund                                 05/01/01
Touchstone Large Cap Growth Fund                             05/01/01
Touchstone Enhanced 30 Fund                                  05/17/99
Touchstone Value Plus Fund                                   05/01/98
Touchstone High Yield Fund                                   05/17/99
Touchstone Bond Fund                                         02/24/95
Touchstone Standby Income Fund                               02/24/95

1 Formerly, Janus Aspen Aggressive Growth Portfolio.

The second table is performance information for the Columbus Life Variable Universal Life. Returns are net of fund management fees and expenses the .90% mortality and expense risk charge. Returns are gross of all other policy charges.

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                          INCEPTION                     AS OF 12/31/2002
                                                          DATE OF                                                        SINCE
                                                           FUND     3  MONTHS    1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION
AIM V.I. Growth Fund - Series I                          05/05/93
AIM V.I. Government Securities Fund - Series I           05/05/93
Alger American Small Capitalization Portfolio - Class O  09/21/88


Alger American Growth Portfolio - Class O                01/09/89
Scudder VIT EAFE(R)Equity Index Fund - Class A           08/22/97
Scudder VIT Equity 500 Index Fund - Class A              10/01/97
Scudder VIT Small Cap Index Fund - Class A               08/25/97
Fidelity(R)VIP Equity-Income Portfolio - Service Class 2 01/12/00
Fidelity(R)VIP Contrafund(R)Portfolio - Service Class 2  01/12/00
Fidelity(R)VIP Growth & Income Portfolio -
Service Class 2                                          01/12/00
Fidelity(R)VIP Growth Portfolio - Service Class 2        01/12/00
Fidelity(R)VIP Asset ManagerSM Portfolio -
Service Class 2                                          01/12/00
Fidelity(R)VIP Balanced Portfolio - Service Class 2      01/12/00
Fidelity(R)VIP Mid Cap Portfolio - Service Class 2       01/12/00
MFS(R)Capital Opportunities Series - Service Class       05/01/00
MFS(R)Emerging Growth Series - Initial Class             10/09/95
MFS(R)Investors Trust Series - Initial Class             10/09/95
MFS(R)Mid Cap Growth Series - Service Class              05/01/00
MFS(R)New Discovery Series - Service Class               05/01/00
PIMCO VIT Long-Term U.S. Government Portfolio            05/01/99
- Administrative Class
Touchstone International Equity Fund                     02/24/95
Touchstone Emerging Growth Fund                          02/24/95
Touchstone Small Cap Value Fund                          05/17/99
Touchstone Growth/Value Fund                             05/01/01
Touchstone Large Cap Growth Fund                         05/01/01
Touchstone Enhanced 30 Fund                              05/17/99
Touchstone Value Plus Fund                               05/01/98
Touchstone Growth & Income Fund                          02/24/95
Touchstone Balanced Fund                                 02/24/95
Touchstone High Yield Fund                               05/17/99
Touchstone Bond Fund                                     02/24/95
Touchstone Standby Income Fund                           02/24/95
Touchstone Money Market Fund                             05/01/01


Any total return quotation provided for a subaccount should not be considered as representative of the performance of the subaccount in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the subaccount invests, but also on changes in the current value of such securities and on changes in the expenses of the underlying fund. For Columbus Life Variable Universal Life, performance quotations will also vary based on changes in the mortality and expense risk charge. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a subaccount to total returns published for other investment companies or other investment vehicles.

Columbus Life may advertise examples of the effects of dollar cost averaging, whereby a policy owner periodically invests a fixed dollar amount in a subaccount, thereby purchasing fewer accumulation units when prices are high and more accumulation units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the policy owner's average cost per accumulation unit can be lower than if fixed numbers of accumulation units had been purchased at the same intervals or if the same total amount of money were put into the policy all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing accumulation units during periods of low price levels.

Performance information for any subaccount may be compared, in reports to policy owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

TAXES

Your policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death. However, if the policy is transferred for valuable consideration, then a portion of the death benefit payable under the policy may be includable in the beneficiary's gross income.

Your policy will generally be considered under the Code to be a "modified endowment contract" if the policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The "7-pay test is described in the Taxes section of each prospectus.

Diversification

As has been noted before, your policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as policy owner or the issuer pays an amount to the IRS. Separate Account 1, through the funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your policy to direct your investments under the policy to particular subaccounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the policy in any way necessary to avoid any such result.

As of the date of this prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the subaccounts for those taxes. Any charge will reduce your policy's account value.

We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your policy.

In addition, certain funds in which the subaccounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

INDEPENDENT AUDITORS

The financial statements of Columbus Life Insurance Company Separate Account 1 at December 31, 2002, and for the periods then ended, and Columbus Life Insurance Company at December 31, 2002 and 2001, and for the years then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and the financial statements of Columbus Life are included in this statement of additional information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

                                     PART C

                                OTHER INFORMATION

ITEM 27. -- EXHIBITS

     (a) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

     (b)  Not applicable

     (c)(1)(i) Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (2)

          (ii) Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (9)

          (iii) Supplemental Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies. (9)

      (2) (i) Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (3)

          (ii) Commission Schedule to Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (9)

          (iii) Form of Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., Columbus Life Insurance Company and a broker-dealer (9)

     (d) (1) Form of Survivorship Variable Universal Life Insurance Policy issued by Columbus Life Insurance Company (8)

          (2)  Form of Accelerated Death Benefit Rider (3)

          (3)  Form of Other Insured Rider (9)

          (4)  Form of Accelerated Death Benefit Plus Rider (3)

          (5)  Form of Extended Coverage Benefit Rider (9)

          (6)  Form of Extended No-Lapse Guarantee Rider (9)

          (7)  Form of Last Survivor Additional Life Rider (9)

          (8)  Form of Estate Protection Rider (9)

          (9)  Form of Estate Tax Repeal Rider (9)

     (e) (1) Form of Columbus Life Insurance Company Application for Life Insurance (3)

          (2) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life (3)

          (3) Alternative form of Columbus Life Insurance Company Application for Life Insurance (9)

     (f)(1)(i) Certificate of Incorporation of the Columbus Life Insurance Company (5)

          (ii) Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company (5)

          (2)  Code of Regulations of the Columbus Life Insurance Company (5)

     (g)  Not applicable.

     (h)(1)(i) Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (5)

          (ii) Amended Exhibit B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

          (iii) Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

          (iv) Amended Exhibit A to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (9)

          (v) Amended Exhibit A to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (to be filed)

     (2) (i) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

          (ii) Amendment No.1 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

          (iii) Amendment No. 2 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

     (3) (i) Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

          (ii) Amendment No.1 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

          (iii) Amendment No. 2 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (6)

     (4) (i) Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (3)

          (ii) Amendment No. 1 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (7)

          (iii) Amendment No. 2 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (9)

     (5) Distribution and Shareholder Services Agreement, Service Shares of Janus Aspen Series (for Insurance Companies), by and between Janus Distributors, Inc. and Columbus Life Insurance Company (3)

     (6) (i) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (3)

          (ii) Amendment No. 1 to Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (9)

          (iii)Administrative Services Agreement between Massachusetts Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company (3)

     (7) Participation Agreement among The Legends Fund, Inc., Touchstone Securities, Inc. and Columbus Life Insurance Company (3)

     (8) (i) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company
          (3)

          (ii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (9)

          (iii) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Columbus Life Insurance Company (3)

          (iv) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

          (v) Sub-license Agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

     (9) (i) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

          (ii) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

          (iii) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

          (iv) Amendment No. 1 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

          (v) Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

          (vi) Amendment No. 1 to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

          (vii) Amendment to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (10)

     (10) (i) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (5)

          (ii) Agreement with respect to Trademarks and Fund Names between AIM Management Group Inc. and Columbus Life Insurance Company (5)

          (iii) Administrative Services Agreement between Columbus Life Insurance Company and AIM Advisors, Inc. (5)

          (iv) Form of Amendment to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (to be filed)

          (v) Form of Distribution Agreement between Touchstone Securities, Inc. and A I M Distributors, Inc. (filed herewith)

     (11) (i) Form of Participation Agreement between Columbus Life Insurance Company and J.P. Morgan Series Trust II (filed herewith)

          (ii) Form of Service Agreement between Columbus Life Insurance Company and JPMorgan Chase Bank (filed herewith)

     (12) Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Columbus Life Insurance Company, and Touchstone Securities, Inc. (filed herewith)

     (13) Form of Participation Agreement between Columbus Life Insurance Company, Scudder Variable Series I, Scudder Distributors, Inc., and Deutsche Investment Management Americas Inc. (filed herewith)

     (14) Form of Participation Agreement Putnam Variable Trust, Putnam Retail Management, Inc., and Columbus Life Insurance Company (to be filed)

     (15) (i) Form of Participation Agreement between Columbus Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc., and Van Kampen Asset Management Inc. (filed herewith)

          (ii) Form of Service Agreement between Van Kampen Funds Inc. and Columbus Life Insurance Company (filed herewith)

     (16) (i) Form of Participation Agreement between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc. (filed herewith)

          (ii) Morgan Stanley & Co. Incorporated and Columbus Life Insurance Company (filed herewith)

     (i)  Not applicable.

     (j)  Not applicable.

     (k)  Opinion and Consent of Counsel (10)

     (l)  Not applicable

     (m)  Not applicable.

     (n)  (1) Consent of Ernst & Young LLP (to be filed)

          (2)  Powers of Attorney (10)

     (o)  Not applicable.

     (p) Written assurances from Depositor that initial capital purchases were made for investment purposes and not with the intention of redeeming or reselling (to be filed)

     (q) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Survivorship Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (10)

         --------------------------------------------------------------
(1) Incorporated by reference to the Registration Statement on Form S-6, File No. 333-78489, filed May 14, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed May 1, 2000.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-47940, filed February 7, 2001.

(4) Incorporated by reference to the Registration Statement, File No. 333-47940, filed October 13, 2000.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed August 19, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed on April 26, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-47940, filed April 26, 2001.

(8) Incorporated by reference to the Registration Statement on Form S-6, File No. 333-73390, filed November 15, 2001.

(9) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-73390, filed January 28, 2002.

(10) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-73390, filed April 30, 2002.

ITEM 28. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors of Columbus Life

Columbus Life is managed by its Board of Directors, 3 of whom are also officers of Columbus Life or WSLIC. Each Director's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted. The following persons serve as directors of Columbus Life:

 Name                           Principal Occupation (Past 5 years)
 -----                          -----------------------------------

William J. Williams             Former Chairman of the Board of
                                Columbus Life (1989-2002); Former Chairman of the Board of WSLIC and Western-Southern
                                Life Assurance Company (WSLAC) 1989-2002.

John F. Barrett                 Chairman of the Board of Columbus Life since
                                2002; Vice-Chairman of the Board of Columbus
                                Life 1987-2002; Chief Executive Officer of WSLIC and WSLAC since 1994; President of WSLIC and WSLAC since 1989.

Lawrence L. Grypp               President and Chief Executive Officer of
                                Columbus Life since 1999; President and Chief
                                Executive Officer of Summit Financial Resources,
                                Inc. 1998-1999.

James N. Clark                  Executive Vice President and Secretary of WSLIC
                                and WSLAC since 1997.

Paul H. Amato                   Former President and Chief Executive Officer of
                                Columbus Life. 6216 Whileaway Drive, Loveland,
                                Ohio 45140.

Officers of Columbus Life (other than directors)

The senior officers of Columbus Life, other than the directors named above, and the officers responsible for the variable life operations are described below. Each officer's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted.

Name                            Principal Occupation (Past 5 years)
----                            ------------------------------------

Clint D. Gibler                 Senior Vice President and Chief Information
                                Officer of Columbus Life, WSLIC and WSLAC since
                                2000; Vice President of Technology of Columbus
                                Life, WSLIC and WSLAC 1996-2000.

Noreen J. Hayes                 Senior Vice President since 2002.
Edward S. Heenan                Senior Vice President of Columbus Life, WSLIC
                                and WSLAC since 2002; Vice President of
                                Columbus Life, WSLIC and WSLAC 1987-2002;
                                Comptroller of Columbus Life, WSLIC and WSLAC
                                1987-2001.

Nora E. Moushey                 Senior Vice President and Chief Actuary of
                                Columbus Life, WSLIC and WSLAC since 1998.

James M. Teeters                Senior Vice President, Administration of
                                Columbus Life since 1991; Senior Vice
                                President, Administration of WSLIC and WSLAC since 1998.

Robert L. Walker Senior Vice President and Chief Financial Officer of Columbus Life, WSLIC and WSLAC since 1998; Chief Financial Officer of National Data Corporation 1997-1998.

Mark A. Wilkerson               Senior Vice President and Chief Marketing
                                Officer of Columbus Life since 1990.
Donald J. Wuebbling             Senior Vice President and Secretary of Columbus
                                Life since 2002; Vice President
                                and Secretary of Columbus Life 1987-2002; Senior
                                Vice President and General Counsel of WSLIC and
                                WSLAC since 1999; Vice President and General
                                Counsel of WSLIC and WSLAC 1988-1999.

Thomas D. Holdridge             Vice President of Columbus Life since 1980; Vice
                                President of WSLIC and WSLAC since 2001.
Bradley J. Hunkler              Vice President and Comptroller of Columbus Life,
                                WSLIC and WSLAC since 2001.
William F. Ledwin               Vice President of Chief Investment Officer of
                                Columbus Life since 1987; Senior Vice President
                                and Chief Investment Officer of WSLIC and WSLAC
                                since 1989; President of Fort Washington
                                Investment Advisors, Inc. since 1990.
Mario J. San Marco              Vice President of Columbus Life since 1992; Vice
                                President of WSLIC and WSLAC since 1988.
Donna N. Schenk                 Vice President of Columbus Life since 2000;
                                Assistant Vice President, Agency Administration
                                of Columbus Life 1997 - 2000.
James J. Vance                  Vice President and Treasurer of Columbus Life,
                                WSLIC and WSLAC since 1999; Treasurer of
                                Columbus Life, WSLIC and WSLAC 1997-1999.

Charles W. Wood, Jr.            Vice President of Sales and Marketing of
                                Columbus Life since 1999; Vice President of Marketing Support of Columbus Life 1998-1999.


The directors, officers and employees of Columbus Life and Touchstone Securities are bonded in the amount of $12,500,000 by a Financial Institutions Blanket Bond, for dishonest, fraudulent, or criminal acts, wherever committed, and whether committed alone or in collusion with others.

ITEM 29. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer.

Seasons Congregate Living LLC; Ohio corporation; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by
WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLICI; technology services company

WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

ITEM 30. The Code of Regulations of Columbus Life Insurance Company provides in
Article VI that:

                                   ARTICLE VI

                          Indemnification and Insurance

         Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

         Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

         Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, VUL and Ten, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust , Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, and The Legends Fund, Inc. each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                             Position/Office with Touchstone
Securities

James N. Clark
Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                                  Director, President and
221 East Fourth Street, Suite 300                 Chief Executive Officer
Cincinnati, Ohio 45202

Edward S. Heenan                                  Director and
Controller
400 Broadway
Cincinnati, Ohio 45202

William F. Ledwin
Director
400 Broadway
Cincinnati, Ohio 45202

Donald J. Wuebbling
Director
400 Broadway
Cincinnati, Ohio 45202

Richard K. Taulbee                                Vice
President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                                    Vice President
and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                              Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Don W. Cummings                                   Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202

Robert F. Morand
Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                                Chief
Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                                   Assistant
Treasurer
400 Broadway
Cincinnati, Ohio  45202

Joseph Vap                                        Assistant
Treasurer
515 West Market Street, 8th Floor
Louisville, KY  40202

Mark Murphy                                       Assistant Vice
President
515 West Market Street, 8th Floor
Louisville, KY  40202

David L. Anders                                   Assistant Vice
President

Laurel S. Durham                                  Assistant Vice
President

Lisa C. Heffly                                    Assistant Vice
President

Patricia L. Tackett                               Assistant Vice
President

(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12-month period ended December 31, 2002.

Net Underwriting Discounts  Compensation on  Brokerage Commissions Compensation
and Commissions             Redemptions

$                           $ -0-            $ -0-                  $ -0-


ITEM 32. -- LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 East Fourth Street, Cincinnati, Ohio 45202.

ITEM 33. -- MANAGEMENT SERVICES
Not Applicable.

ITEM 34. -- FEE REPRESENTATION

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 14th day of February, 2003.

                  COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                  By: COLUMBUS LIFE INSURANCE COMPANY


                  By: /s/ Lawrence L. Grypp
                  -------------------------
                  Lawrence L. Grypp
                  President and Chief Executive Officer

                  COLUMBUS LIFE INSURANCE COMPANY


                  By: /s/ Lawrence L. Grypp
                  -------------------------
                  Lawrence L. Grypp
                  President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              Principal Executive Officer:

              /s/ Lawrence L. Grypp
              ---------------------
              Lawrence L. Grypp

              President and Chief Executive Officer       February 14, 2003



              Principal Accounting and Financial Officer:
              ---------------------
              /s/ Robert L. Walker

                                                          February 14, 2003
              --------------------------
              Robert L. Walker
              Chief Financial Officer


              Directors:                 By: /s/ Lawrence L. Grypp
              William J. Williams*
                                         --------------------------
              John H. Barrett*           Lawrence L. Grypp
              Paul H. Amato*             individually and as attorney in fact*
              James N. Clark*            for each Director
              Lawrence L. Grypp          February 14, 2003

EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION
----------        ------------


(h)(10)(v)        Form of Distribution Agreement between Touchstone Securities,
                 Inc. and A I M Distributors, Inc.

(h)(11)(i) Form of Participation Agreement between Columbus Life Insurance Company and J.P. Morgan Series Trust II

(h)(11)(ii) Form of Service Agreement between Columbus Life Insurance Company and JPMorgan Chase Bank

(h)(12) Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Columbus Life Insurance Company, and Touchstone Securities, Inc.

(h)(13) Form of Participation Agreement between Columbus Life Insurance Company, Scudder Variable Series I, Scudder Distributors, Inc., and Deutsche Investment Management Americas Inc.

(h)(15)(i) Form of Participation Agreement between Columbus Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc., and Van Kampen Asset Management Inc.

(h)(15)(ii) Form of Service Agreement between Van Kampen Funds Inc. and Columbus Life Insurance Company

(h)(16)(i) Form of Participation Agreement between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc.

(h)(16)(ii)       Morgan Stanley & Co. Incorporated and Columbus Life Insurance
                  Company